Registration Nos. 333-84639
811-9521
          SECURITIES AND EXCHANGE COMMISSION
                 WASHINGTON, DC 20549
                      FORM N-1A

           REGISTRATION STATEMENT UNDER THE
                SECURITIES ACT OF 1933                 X

            PRE-EFFECTIVE AMENDMENT NO. ___            __
            POST-EFFECTIVE AMENDMENT NO. 13            X
                       and/or

           REGISTRATION STATEMENT UNDER THE
            INVESTMENT COMPANY ACT OF 1940             X

                   Amendment No. 15                    X

           (Check appropriate box or boxes)


                 MANAGERS AMG FUNDS
------------------------------------------------------------
  (Exact Name of Registrant as Specified in Charter)
     40 Richards Avenue, Norwalk, Connecticut 06854
------------------------------------------------------------
       (Address of Principal Executive Offices)
               Philip H. Newman, Esq.
            Elizabeth Shea Fries, Esq., P.C.
                Goodwin Procter LLP
                  Exchange Place
               Boston, MA 02109-2881
------------------------------------------------------------
         (Name and Address of Agent for Service)
        As soon as practicable after the effective
           date of this Registration Statement
------------------------------------------------------------
     (Approximate Date of Proposed Public Offering)
It is proposed that this filing will become effective
(check appropriate box):

--- Immediately upon filing         ---  On (date) pursuant to
    pursuant to paragraph (b)             paragraph (b)

--- 60 days after filing pursuant   ---  On (date) pursuant to
    to paragraph (a)(1)                  paragraph (a)(1)

X   75 days after filing pursuant   ---  On (date) pursuant to
    to (a)(2) of Rule 485                paragraph (a)(2) of Rule 485


If appropriate, check the following box:

--- This post-effective amendment designates a new
    effective date for a previously filed post-effective
    amendment.

                  MANAGERS AMG FUNDS

                 SYSTEMATIC VALUE FUND
                   -----------------

                      PROSPECTUS

                DATED __________, 2002

------------------------------------------------------------
     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                         TABLE OF CONTENTS
                                                          PAGE
                                                          ----

KEY INFORMATION                                             1
     Summary of the Goals, Principal Strategies
       and Principal Risk Factors of the Fund               1

FEES AND EXPENSES OF THE FUND                               4
     Fees and Expenses                                      4
     Example                                                5

SYSTEMATIC VALUE FUND                                       6
     Objective                                              6
     Principal Investment Strategies                        6
     Should You Invest in this Fund?                        7

MANAGERS AMG FUNDS                                         10

PAST PERFORMANCE OF SYSTEMATIC                             11

YOUR ACCOUNT                                               14
     Minimum Investments in the Fund                       14

HOW TO PURCHASE SHARES                                     15

DISTRIBUTION PLAN                                          15

HOW TO SELL SHARES                                         16

INVESTOR SERVICES                                          17

OPERATING POLICIES                                         17

ACCOUNT STATEMENTS                                         18

DIVIDENDS AND DISTRIBUTIONS                                18

TAX INFORMATION                                            18

CONTACT INFORMATION                                        19

ADDITIONAL INFORMATION                                     20


                   KEY INFORMATION
     This Prospectus contains important information for anyone interested in investing in Investor Class or Institutional Class shares of the Systematic Value Fund
(the "Value Fund" or the "Fund"), a series of Managers
AMG Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of the Fund on your own goals, risk preferences and investment time horizons.

SUMMARY OF THE GOALS, PRINCIPAL STRATEGIES AND PRINCIPAL
RISK FACTORS OF THE FUND

     The following is a summary of the goals, principal strategies and principal risk factors of the Fund.



     Goal                   Principal Strategies       Principal Risk Factors
     ----                   --------------------       ----------------------

Long-term capital     Primarily invests in common      Market Risk
appreciation          and preferred stocks of          Management Risk
                      medium- and large-               Sector Risk
                      capitalization U.S. companies    Value Stock Risk
                                                       Capitalization Stock
                      Invests in companies that, at    Risk
                      the time of purchase, have
                      market capitalizations over $3
                      billion

                      Ordinarily chooses investments
                      That Systematic Financial
                      Partners, L.P. believes are
                      undervalued relative to a
                      company's historic and
                      expected earnings


------------------------------------------------------------------------

     All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Fund. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the Fund in which you are investing. The following is a discussion of the principal risk factors of the Fund.

CAPITALIZATION STOCK RISK

     Mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than larger, more established companies.
These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. For these and other reasons, to the extent it invests in mid-cap stocks, the Fund may underperform other stock funds (such as large-company stock funds) when stocks of medium-sized companies are out of favor. Similarly, to the extent it invests in large-cap stocks, the Fund may underperform other stock funds (such as a mid-cap or a small-cap fund) when stocks of larger-sized companies are out of favor.

MARKET RISK

     The Fund is subject to the risks generally of investing in stocks, commonly referred to as "market risk." Market risk includes the risk of sudden and unpredictable drops in value of the market as a whole and periods of lackluster performance. Despite unique influences on individual companies, stock prices, in general, rise and fall as a result of investors' perceptions of the market as a whole. The consequences of market risk are that if the stock market drops in value, the value of a Fund's portfolio of investments is also likely to decrease in value. The increase or decrease in the value of a Fund's investments, in percentage terms, may be more or less than the increase or decrease in the value of the market.

MANAGEMENT RISK

     The Fund is subject to management risk because it is an actively managed investment portfolio. Management risk is the chance that poor security selection will cause the Fund to underperform other funds with similar objectives. The success of a Fund's investment strategy depends significantly on the skill of Systematic
Financial Management, L.P. ("Systematic") in assessing the potential of the securities in which the Fund invests. Systematic will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired result.

SECTOR RISK

     Companies that are in similar businesses may be similarly affected by particular economic or market events, which may in certain circumstances cause the value of securities in all companies of a particular sector of the market to decrease. A Fund's exposure to this risk with respect to any sector will generally vary in proportion to the Fund's investment in that sector.
Diversification among groups of companies in different businesses may reduce sector risk but may also dilute potential returns.

VALUE STOCK RISK

     "Value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. With value investing, a stock may not achieve its expected value because the circumstances causing it to be underpriced do not change. For this reason, the Fund may underperform other stock funds
(such as growth stock funds) when value stocks are out of favor.

FEES AND EXPENSES OF THE FUND
-----------------------------

     This table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional
Class shares of the Fund.

FEES AND EXPENSES

Shareholder Fees (fees paid directly from your investment)


                                                    Investor  Institutional
                                                     Class        Class
                                                     -----        -----

Maximum Sales Charge (Load) Imposed on Purchases
  (as a percentage of the offering price)	            None       None
Maximum Deferred Sales Charge (Load)                  None       None
Maximum Sales Charge (Load) Imposed on Reinvested
  Dividends and Other Distributions                   None       None
Maximum Account Fee                                   None       None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)


                                                    Investor   Institutional
                                                     Class        Class
                                                     -----        -----
Management Fee                                       0.70%        0.70%
Distribution (12b-1) Fees                            0.25%        0.00%
Other Expenses                                       0.33% 1      0.33% 1
                                                     -----        -----
Total Annual Fund Operating Expenses                 1.28%        1.03%
Fee Waiver and Reimbursement                        -0.38% 2     -0.13% 2
                                                    ------       ------
Net Annual Fund Operating Expenses                   0.90%        0.90%
                                                    ======       ======

     1Because the Fund is new, the "Other Expenses" of the Fund is based on annualized projected expenses and average net assets for the fiscal year ending February 28, 2003.

     2The Managers Funds LLC and Systematic have contractually agreed, for a period of not less than eighteen (18) months from commencement of operations, to limit Net Annual Fund Operating Expenses to 0.90% of the average daily net assets of the Fund, subject to later reimbursement by the Fund in certain circumstances. See
"Managers AMG Funds."

EXAMPLE

     This example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example makes certain assumptions.
It assumes that you invest $10,000 as an initial investment in each of the Investor Class and Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:




                                          1 Year     3 Years
                                          ------     -------
        Investor Class                     $92        $350
        Institutional Class                $92        $309

     The example reflects the impact of the Fund's contractual expense limitation for the initial eighteen
(18) month period covered by the Example.

     The Example should not be considered a
representation of past or future expenses, as actual expenses may be greater or lower than those shown.

                 SYSTEMATIC VALUE FUND

OBJECTIVE

     The Value Fund's investment objective is to achieve long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

     The Value Fund invests at least 80% of its net assets in common and preferred stocks of medium- and large-capitalization U.S. companies. The term "medium- and large-capitalization companies" refer to companies that, at the time of purchase, have market capitalizations over $3 billion. Systematic selects stocks of companies that it believes are undervalued relative to a company's historic and expected earnings.
Ordinarily, the Value Fund will invest in companies from all sectors of the market based on its fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Systematic also looks for "catalysts" which could positively or negatively affect prices of current and potential companies for the Fund.

     Systematic serves as sub-adviser to the Value Fund.
Systematic's investment process emphasizes earnings potential. Systematic conducts historic and expected earnings screening to identify approximately 65 top investment candidates. Systematic conducts a comprehensive fundamental analysis on identified purchase candidates. As part of its fundamental analysis, Systematic looks for companies that will have strong earnings growth and improving margins, and which trade at compelling valuations.

     Ordinarily, the Value Fund will sell a stock if the earnings outlook changes, or if there is a negative earnings surprise.

     For temporary defensive purposes, the Value Fund may invest, without limit, in cash or quality short-term debt securities, including repurchase agreements. To the extent that the Value Fund is invested in these instruments, the Value Fund will not be pursuing its investment objective.

SHOULD YOU INVEST IN THIS FUND?

     This Fund MAY be suitable if you:

     * Are seeking an opportunity for some equity returns in your investment portfolio

     * Are willing to accept a higher degree of risk for the opportunity of higher potential returns

     * Have an investment time horizon of five years or more

     This Fund MAY NOT be suitable if you:

     *   Are seeking stability of principal

     * Are investing with a shorter time horizon in mind

     *   Are uncomfortable with stock market risk

     *   Are seeking current income

WHAT ARE YOU INVESTING IN? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a wide variety of companies, industries and markets. This Fund is not a complete investment program and there is no guarantee that it will reach its stated goals.

                   MANAGERS AMG FUNDS

     Managers AMG Funds is a no-load mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies. The Value Fund is one of the Funds in the Fund family. The Fund has two classes of shares, the Investor Class shares and the Institutional Class shares.

     The Managers Funds LLC (the "Investment Manager" or
"TMF"), located at 40 Richards Avenue, Norwalk, CT
06854, serves as investment manager to the Fund and is responsible for the Fund's overall administration. The
Investment Manager also monitors the performance, security holdings and investment strategies of Systematic, the sub-adviser of the Fund and, when appropriate, evaluates any potential new asset managers for the Fund family. TMF is a subsidiary of Affiliated
Managers Group, Inc. Managers Distributors, Inc. (the
"Distributor"), a wholly-owned subsidiary of TMF, serves as the distributor for the Fund.

     Systematic has day-to-day responsibility for managing the Fund's portfolio. Systematic, located at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor,
Teaneck, NJ 07666, was formed in 19XX.  Affiliated
Managers Group, Inc. indirectly owns a majority interest in Systematic. As of June 30, 2001, Systematic had assets under management of approximately $3.8 billion.

     Gyanendra (Joe) K. Joshi, D. Kevin McCreesh and
Ronald M. Mushock are the portfolio managers for the Value Fund. Mr. Joshi is Systematic's Chief Investment
Officers and has been at Systematic since _____.
Mr. McCreesh is a Senior Portfolio Manager at Systematic and has been with Systematic since ____. Mr. Burgess is Portfolio Manager at Systematic and joined Systematic in 1993.

     The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays Systematic 0.70% of the average daily net assets of the Fund for its services as sub-adviser. Under its investment management agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund.

     The Investment Manager has contractually agreed, for a period of not less than eighteen (18) months from commencement of operations, to waive fees and pay or reimburse the Fund to the extent total expenses of the Fund exceed 0.90% of the Fund's average daily net assets. The Fund is obligated to repay the Investment
Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within 3 years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed 0.90% of the Fund's average daily net assets. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

              PERFORMANCE OF SYSTEMATIC

     The table below sets forth the investment performance for the period from ______, 199X to December
31, 2001 of discretionary accounts (the "Accounts") that were managed by Systematic with investment objectives, policies and strategies substantially similar to those of the Value Fund (the "Composite"). The Composite represents an asset-weighted composite of the internal rates of return for all the Accounts during each period indicated and has been adjusted to give effect on a quarterly basis to fees and expenses in the amount of 0.90%, which is the expense ratio of the Fund, net of contractual waivers and reimbursements. The chart illustrates how the performance of the Composite has varied over the past ____ years, assuming that all dividend and capital gain distributions have been reinvested. The Accounts are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 and the IRS Code, which may have adversely affected performance. The performance shown below is not the performance of the Value Fund, is not indicative of the Value Fund's future performance and is calculated in accordance with industry standards for separate accounts not in the manner required for mutual funds by the SEC.

     The table compares the Portfolio's performance to the Russell 1000 Value Index. Although used as a benchmark, the performance of the Russell 1000 Value
Index may not be comparable to the Portfolio, respectively, because, unlike the performance of the Portfolio, the performance of the Russell 1000 Value
Index has not been adjusted for any fees or expenses.



                                                   RUSSELL
                                                    1000
                                                    VALUE
                                     PORTFOLIO      INDEX
                                     ---------     --------

  Quarterly Returns
  -----------------
  December 31, 2001
  March 31, 2001
  June 30, 2001
  September 30, 2001
Total Annual Return - 2001 (YTD)

  Quarterly Returns
  -----------------
  March 31, 2000
  June 30, 2000
  September 30, 2000
  December 31, 2000
Total Annual Return - 2000

  Quarterly Returns
  -----------------
  March 31, 1999
  June 30, 1999
  September 30, 1999
  December 31, 1999
Total Annual Return - 1999

  Quarterly Returns
  -----------------
  March 31, 1998
  June 30, 1998
  September 30, 1998
  December 31, 1998
Total Annual Return - 1998

  Quarterly Returns
  -----------------
  March 31, 1997
  June 30, 1997
  September 30, 1997
  December 31, 1997
Total Annual Return - 1997

  Quarterly Returns
  -----------------
  March 31, 1996
  June 30, 1996
  September 30, 1996
  December 31, 1996
Total Annual Return - 1996

  Quarterly Returns
  -----------------
  March 31, 1995
  June 30, 1995

                      6

  September 30, 1995
  December 31, 1995
Total Annual Return - 1995

  Quarterly Returns
  -----------------
  March 31, 1994
  June 30, 1994
  September 30, 1994
  December 31, 1994
Total Annual Return - 1994

  Quarterly Returns
  -----------------
  March 31, 1993
  June 30, 1993
  September 30, 1993
  December 31, 1993
Total Annual Return - 1993

  Quarterly Returns
  -----------------
  March 31, 1992
  June 30, 1992
  September 30, 1992
  December 31, 1992
Total Annual Return - 1992



Average Annual
Total Return:
1 Year
3 Years
5 Years
10 Years

                     YOUR ACCOUNT

     You may invest in the Fund by purchasing either
Investor Class or Institutional Class shares.  Each
Class of shares is subject to different minimum initial investment amounts, as described below. Investor Class shares are subject to the expenses of a plan of distribution adopted by the Board of Trustees, which may result in the Investor Class shares experiencing a lower total return than the Institutional Class shares. The net asset value per share of the two Classes may also differ. In all other material respects, Investor Class and Institutional Class shares are the same, each share representing a proportional interest in the Fund.

     As an investor, you pay no sales charges to invest in the Fund and you pay no charges to transfer within the Fund family or even to redeem out of the Fund. The price at which you purchase and redeem your shares is equal to the NET ASSET VALUE (NAV) PER SHARE of the
Investor Class or Institutional Class, as the case may be, next determined after your purchase or redemption order is received on each day the New York Stock
Exchange (NYSE) is open for trading. The Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. The NAV per share of each Class is equal to the Fund's net worth (assets minus liabilities) allocable to the Class of shares divided by the number of shares outstanding of that Class.

     The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Board of Trustees.

MINIMUM INVESTMENTS IN THE FUND

     Cash investments in the Fund must be in U.S.
Dollars. Third-party checks which are under $10,000 and are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Fund or the Custodian bank will be accepted.

     The following provides the minimum initial and additional investments in the Fund For Investor Class and Institutional Class shares:



Investor Class      Initial Investment   Additional Investment
--------------      ------------------   ---------------------
Regular accounts        $500,000               $1,000
Traditional IRA          500,000                1,000
Roth IRA                 500,000

Institutional Class  Initial Investment  Additional Investment
-------------------  ------------------  ---------------------
Regular accounts      $1,000,000               $1,000
Traditional IRA        1,000,000                1,000
Roth IRA               1,000,000                1,000


     The Fund or the Distributor may, in its
discretion, waive the minimum and initial investment amounts at any time.

     If you invest through a third-party such as a bank, broker-dealer or other fund distribution organization rather than directly with the Fund, the policies, fees and minimum investment amounts may be different than those described in this Prospectus. The
Fund may also participate in programs with many national brokerage firms which limit the transaction fees for the shareholder and may pay fees to these firms for participation in these programs.

A TRADITIONAL IRA is an individual retirement account.
Contributions may be deductible at certain income levels and earnings are tax-deferred while your withdrawals and distributions are taxable in the year that they are made.

A ROTH IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions. The account must be held for five years and certain other conditions must be met in order to qualify.

You should consult your tax professional for more information on IRA accounts.

                 HOW TO PURCHASE SHARES

                           Initial Purchase         Additional Purchases
                           ----------------         --------------------
THROUGH YOUR INVESTMENT  Contact your investment    Send any additional
ADVISOR                  advisor or other           monies to your
                         investment professional.   investment professional
                                                    at the address appearing
                                                    on your account
statement.

ALL SHAREHOLDERS:        Complete the account       Write a letter of
BY MAIL                  application.               instruction and a check
                         Mail the application and   payable to Managers AMG
                         a check payable to         Funds to:
                         Managers AMG Funds to:

                         Managers AMG Funds         Managers AMG Funds
                         c/o Boston Financial       c/o Boston Financial
                         Data Services, Inc.        Data Services, Inc.
                         P.O. Box 8517              P.O. Box 8517
                         Boston, MA 02266-8517      Boston, MA 02266-8517

                                                    Include your account #
                                                    and Fund name on your
                                                    check.

BY TELEPHONE             Not Available              If your account has
                                                    already been
                                                    established, call the
                                                    Transfer Agent at (800)
                                                    252-0682. The minimum
                                                    additional investment is
                                                    $1,000.

BY INTERNET              Not Available              If your account has
                                                    already been established,
                                                    see our website at
                                                    http://www.managersamg.com.
                                                    The minimum additional
                                                    investment is $1,000.


NOTE:	IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY
CHECK, THE FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION
FOR UP TO 15 CALENDAR DAYS TO ENSURE THAT THE CHECK HAS
CLEARED.


BY WIRE:  Please call and notify the Fund at (800)
252-0682. Then instruct your bank to wire the money to State Street Bank and Trust Company,
Boston, MA 02101; ABA #011000028; BFN Managers AMG
Funds A/C 9905-472-8, FBO Shareholder name, account number and Fund name. Please be aware that your bank may charge you a fee for this service.

                    DISTRIBUTION PLAN

     The Fund has adopted a distribution plan to pay for the marketing of Investor Class shares of the Fund.
Under the plan, the Board of Trustees has authorized payments at an annual rate of up to 0.25% of the Fund's average daily net assets allocable to the Investor Class shares to the Distributor for providing distribution services. Because fees for the marketing of the Fund's shares are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment in such Fund and may cost more than other types of sales charges. Institutional Class shares are not affected by expenses incurred under the distribution plan.

                HOW TO SELL SHARES

     You may sell your shares at any time. Your shares will be sold at the NAV calculated after the Fund's
Transfer Agent receives your order. The Fund's NAV is calculated at the close of business of the NYSE, usually
4:00 p.m. New York Time.


                                           Instructions

THROUGH YOUR INVESTMENT ADVISOR    Contact your investment advisor or
                                   other investment professional.

ALL SHAREHOLDERS:

*   BY MAIL                        Write a letter of instruction containing:

*  the name of the Fund

                                       *  dollar amount or number of shares
                                          to be sold

                                       *  your name

                                       *  your account number

                                       *  signatures of all owners on account

                                   Mail letter to:

                                       Managers AMG Funds
                                       c/o Boston Financial Data Services,
                                       Inc.
                                       P.O. Box 8517
                                       Boston, MA 02266-8517

*   BY TELEPHONE                   If you elected telephone redemption
                                   privileges on your account application,
                                   call us at (800) 252-0682.

*   BY INTERNET                    See our website at
                                   http://www.managersamg.com.


NOTE:	IF YOU REDEEM SHARES FOLLOWING A PURCHASE BY
CHECK, THE FUND MAY HOLD THE PROCEEDS OF YOUR REDEMPTION
FOR UP TO 15 CALENDAR DAYS TO ENSURE THAT THE CHECK HAS
CLEARED.

     Redemptions of $50,000 and over require a signature guarantee. A signature guarantee helps to protect against fraud. You can obtain one from most banks and/or securities dealers. A notary public cannot provide a signature guarantee. Each account holder's signature must be guaranteed.

     Telephone redemptions are available only for redemptions which are below $50,000.

                   INVESTOR SERVICES

     Automatic Reinvestment Plan allows your dividends and capital gain distributions to be reinvested in additional shares of the Fund. You can elect to receive cash.

     Automatic Investments allows you to make automatic deductions from a designated bank account.

     Systematic Withdrawals allows you to make automatic monthly withdrawals of $X or more.
Withdrawals are normally completed on the 25th day of each month. If the 25th day of any month is a weekend or a holiday, the withdrawal will be completed on the next business day.

     Individual Retirement Accounts are available to you at no additional cost. Call us at (800) 835-3879 for more information and an IRA kit.

     The Fund has an Exchange Privilege which allows you to exchange your shares of the Fund for shares of another of our Funds in any of our Fund families. There is no fee associated with this privilege. Be sure to read the Prospectus of any Fund that you are exchanging into. You can request your exchange in writing, by telephone (if elected on the application), by Internet or through your investment advisor, bank or investment professional.

                   OPERATING POLICIES

     A Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Fund for instructions.

     The Fund is a series of a "Massachusetts Business
Trust." The Board of Trustees may, without the approval of the shareholders, create additional series at any time. Also at any time, the Board of Trustees may, without shareholder approval, establish one or more additional classes of shares with different preferences, privileges, and expenses.

     The Fund reserves the right to:

     * redeem an account if the value of the account falls below $5,000 (for Investor Class shares) or $50,000 (for
        Institutional Class shares) due to redemptions;

     * suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

     *  change the minimum investment amounts;

     * delay sending out redemption proceeds for up to seven days (this usually applies to very large redemptions without notice, excessive trading or unusual market conditions);

     * make a redemption-in-kind (a payment in portfolio securities instead of in cash);

     *  refuse a purchase order for any reason;

     * refuse any exchange request if determined that such request could adversely affect the Fund, including if such person or group has engaged in excessive trading
        (to be determined in management's discretion);

     * after prior warning and notification, close an account or a related account due to excessive trading; and

     * terminate or change the Exchange Privilege or impose fees in connection with exchanges or redemptions.

                      ACCOUNT STATEMENTS

     You will receive quarterly and yearly statements detailing your account activity. All investors (other than IRA accounts) will also receive a Form 1099-DIV in January, detailing the tax characteristics of any dividends and distributions that you have received in your account, whether taken in cash or as additional shares. You will also receive a confirmation after each trade executed in your account.

                  DIVIDENDS AND DISTRIBUTIONS

     Income dividends and net capital gain
distributions, if any, are normally declared and paid in December.

     We will automatically reinvest your distributions of dividends and capital gains unless you tell us otherwise. You may change your election by writing to us at least 10 days prior to the scheduled payment date.

                   TAX INFORMATION

     Please be aware that the following tax information is general and refers to the provisions of the Internal
Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax consultant about the status of your distributions from the Fund.

     All dividends and short-term capital gains distributions are generally taxable to you as ordinary income, whether you receive the distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.
Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

     Federal law requires the Fund to withhold taxes on distributions paid to shareholders who;

     * fail to provide a social security number or taxpayer identification number;

     * fail to certify that their social security number or taxpayer identification number is correct; or

     * fail to certify that they are exempt from withholding.

                 MANAGERS AMG FUNDS

                SYSTEMATIC VALUE FUND

INVESTMENT MANAGER
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISER
Systematic Financial Management, L.P.
300 Frank W. Burr Boulevard
Glenpointe East, 7th Floor
Teaneck, New Jersey 07666

DISTRIBUTOR
Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut  06854-2325

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
Attn:  Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Eric Rakowski

For More Information

     Additional information for the Fund, including the Statement of Additional Information, is available to you without charge and may be requested as follows:

     By Telephone:          1-800-835-3879

     By Mail:               Managers AMG Funds
                            40 Richards Avenue
                            Norwalk, CT 06854

     On the Internet:       Electronic copies are
                            available on our website at
                            http://www.managersamg.com

     A current Statement of Additional Information for the Fund is on file with the Securities and Exchange
Commission and is incorporated by reference (is legally part of this prospectus). Text-only copies are available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
publicinfo@sec.gov, or by writing the SEC's Public
Reference Section, Washington, D.C. 20549-0102.
Information about the Fund also may be reviewed and copied at the SEC's Public Reference Room. Call (202)
942-8090 for information on the operation of the SEC's
Public Reference Room.

INVESTMENT COMPANY ACT REGISTRATION NUMBER 811-9521

                    MANAGERS AMG FUND

                   SYSTEMATIC VALUE FUND
                  ----------------------
            STATEMENT OF ADDITIONAL INFORMATION
                  DATED __________, 2002
-----------------------------------------------------------
You can obtain a free copy of the Prospectus of the Systematic Value Fund (the "Value Fund" or the "Fund") by calling (800) 835-3879. The Prospectus provides the basic information about investing in the Fund.
This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Fund. It should be read in conjunction with the Fund's Prospectus dated, ________________ 2002.

                          TABLE OF CONTENTS
                                                          Page
                                                          ----

GENERAL INFORMATION                                         1

ADDITIONAL INVESTMENT POLICIES                              1
  Investment Techniques and Associated Risks                1
  Diversification Requirements for the Fund                 2
  Fundamental Investment Restrictions                       2
  Temporary Defensive Position                              3
  Portfolio Turnover                                        3

BOARD OF TRUSTEES AND OFFICERS OF THE TRUST                 3
  Trustees' Compensation                                    5

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES         5
  Control Persons                                           5
  Management Ownership                                      5

MANAGEMENT OF THE FUND                                      5
  Investment Manager and Sub-Adviser                        5
  Compensation of Investment Manager and
    Sub-Adviser by the Fund                                 6
  Fee Waivers and Expense Limitations                       6
  Investment Management and Sub-Advisory Agreements         6
  Reimbursement Agreement                                   8
  Code of Ethics                                            8
  Distribution Arrangements                                 8
  Custodian                                                 8
  Transfer Agent                                            9
  Independent Public Accountants                            9

BROKERAGE ALLOCATION AND OTHER PRACTICES                    9

PURCHASE, REDEMPTION AND PRICING OF SHARES                 10
  Purchasing Shares                                        10
  Redeeming Shares                                         10
  Exchange of Shares                                       11
  Net Asset Value                                          11
  Dividends and Distributions                              12
  Distribution Plan                                        12

CERTAIN TAX MATTERS                                        12
  Federal Income Taxation of Fund-in General               12
  Taxation of the Fund's Investments                       13
  Federal Income Taxation of Shareholders                  13
  Foreign Shareholders                                     14
  State and Local Taxes                                    14
  Other Taxation                                           14

PERFORMANCE DATA                                           14
  Total Return                                             14
  Performance Comparisons                                  15
  Massachusetts Business Trust                             15
  Description of Shares                                    16
  Additional Information                                   17


GENERAL INFORMATION

     This Statement of Additional Information relates only to the Systematic Value Fund (the "Value Fund" or the
"Fund"). The Fund is a series of shares of beneficial interest of Managers AMG Fund, a no load mutual fund family, formed as a Massachusetts business trust (the
"Trust").  The Trust was organized on June 18, 1999.
This Statement of Additional Information describes the financial history, management and operation of the Fund, as well as the Fund's investment objectives and policies. It should be read in conjunction with the Fund's current Prospectus. The Trust's executive office is located at 40 Richards Avenue, Norwalk, CT 06854.
The Managers Fund LLC, a subsidiary of Affiliated
Managers Group, Inc., serves as investment manager to the Fund and is responsible for the overall administration of the Fund. See "Management of the Fund."

              ADDITIONAL INVESTMENT POLICIES

     The following is additional information regarding the investment policies used by the Fund in an attempt to achieve its investment objective as stated in its Prospectus. The Fund is a diversified, open-end management investment company.

MEDIUM- AND LARGE-CAPITALIZATION COMPANIES

     Circumstances, fund invests at least 80% of its net assets, plus the amount of any borrowings for any investment purposes, in U.S. companies that, at the time of the Fund's purchase, have market capitalizations over $3 billion.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS

     The following are descriptions of the types of securities that may be purchased by the Fund.

     (1) Common Stocks. The Fund may invest in common stocks. Common stocks are securities that represent a unit of ownership in a corporation. The Fund's transactions in common stock represent "long" transactions where the Fund owns the securities being sold, or will own the securities being purchased.

     (2) Cash Equivalents. The Fund may invest in cash equivalents. Cash equivalents include certificates of deposit, bankers acceptances, commercial paper, short-term corporate debt securities and repurchase agreements.

     Bankers Acceptances. The Fund may invest in bankers acceptances. Bankers acceptances are short-term credit instruments used to finance the import, export, transfer or storage of goods. These instruments become "accepted" when a bank guarantees their payment upon maturity. Eurodollar bankers acceptances are bankers acceptances denominated in U.S. Dollars and are "accepted" by foreign branches of major U.S. commercial banks.

     Certificates of Deposit. The Fund may invest in certificates of deposit. Certificates of deposit are issues against money deposited into a bank (including eligible foreign branches of U.S. banks) for a definite period of time. They earn a specified rate of return and are normally negotiable.

     Commercial Paper. The Fund may invest in commercial paper. Commercial Paper refers to promissory notes that represent an unsecured debt of a corporation or finance company. They have a maturity of less than 9 months.
Eurodollar commercial paper refers to promissory notes payable in U.S. dollars by European issuers.

     Repurchase Agreements. The Fund may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines which have been approved by the Board of Trustees. In a repurchase agreement, a Fund buys a security from a bank or a broker-dealer that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is the purchase price plus a mutually agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. The period of these repurchase agreements will be short, and at no time will the Fund enter into repurchase agreements for more than seven calendar days.

     Repurchase agreements could have certain risks that may adversely affect the Fund. If a seller defaults, a Fund may incur a loss if the value of the collateral securing the repurchase agreement declines and may incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to a seller of the security, realization of disposition of the collateral by a Fund may be delayed or limited.

     (3) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The price reflects the interest rates in effect for the term of the agreement. For the purposes of the Investment Company Act of 1940, as amended (the "1940
Act"), a reverse repurchase agreement is also considered as the borrowing of money by a Fund and, therefore, a form of leverage which may cause any gains or losses for the Fund to become magnified.

     The Fund will invest the proceeds of borrowings under reverse repurchase agreements. The Fund will not invest the proceeds of a reverse repurchase agreement for a period that is longer than the reverse repurchase agreement itself. The Fund will establish and maintain a separate account with the Custodian that contains a segregated portfolio of securities in an amount which is at least equal to the amount of its purchase obligations under the reverse repurchase agreement.

DIVERSIFICATION REQUIREMENTS FOR THE FUND

     The Fund intends to meet the diversification requirements of the 1940 Act as currently in effect.

FUNDAMENTAL INVESTMENT RESTRICTIONS

     The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

     The Fund may NOT:

     (1) Issue senior securities. For purposes of this restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

     (2) Borrow money, except (i) in amounts not to exceed 33 1/3% of the value of the Fund's total assets
(including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

     (3) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the Securities Act of 1933.

     (4) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use,
(ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     (5) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

     (6) Make loans, except that the Fund may (i) lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

     (7) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S.
Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

     (8) Invest more than 25% of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry
(excluding the U.S. Government or its agencies or instrumentalities).

     If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

     Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission.

TEMPORARY DEFENSIVE POSITION

     For temporary defensive purposes, the Fund may invest, without limit, in cash or high quality short-term debt securities including repurchase agreements. To the extent that the Fund is invested in these instruments, the Fund will not be pursuing its investment objectives.

PORTFOLIO TURNOVER

     Generally, the Fund purchases securities for investment purposes and not for short-term trading profits.
However, the Fund may sell securities without regard to the length of time that the security is held in the portfolio if such sale is consistent with the Fund's investment objectives. A higher degree of portfolio activity may increase brokerage costs to the Fund.

     The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S.
Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

       BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

     The Board of Trustees and Officers of the Trust, their business addresses, principal occupations and dates of birth are listed below. The Board of Trustees provides broad supervision over the affairs of the Trust and the Fund. Unless otherwise noted, the address of the Trustees and Officers is the address of the Trust: 40 Richards
Avenue, Norwalk, CT  06854.

JACK W. ABER - Trustee; Professor of Finance, Boston
University School of Management since 1972. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and
Managers Trust II.  His address is 595 Commonwealth Avenue,
Boston, Massachusetts 02215. His date of birth is September 9, 1937.

WILLIAM E. CHAPMAN, II - Trustee; President and Owner,
Longboat Retirement Planning Solutions. From 1990 to 1998, he served in a variety of roles with Kemper Funds, the last of which was President of the Retirement Plans Group.
Prior to joining Kemper, he spent 24 years with CIGNA in investment sales, marketing and general management roles.
He has served as a Trustee of the Trust since June 1999.
He also serves as a Trustee of The Managers Funds, Managers
Trust I and Managers Trust II.  His address is 380 Gulf of
Mexico Drive, Longboat Key, Florida 34228. His date of birth is September 23, 1941.

SEAN M. HEALEY*  - Trustee; President and Chief Operating
Officer of Affiliated Managers Group, Inc. since October
1999.  Director of Affiliated Managers Group, Inc. since
May 2001.  From April 1995 to October 1999, he was
Executive Vice President of Affiliated Managers Group, Inc.
From August 1987 through March 1995, he served in a variety of roles in the Mergers and Acquisitions Department of Goldman, Sachs & Co., the last of which was as Vice
President.  His address is 600 Hale Street, Prides
Crossing, Massachusetts 01965. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and
Managers Trust II.  His date of birth is May 9, 1961.

EDWARD J. KAIER - Trustee; Partner, Hepburn Willcox
Hamilton & Putnam since 1977. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and Managers
Trust II.  His address is 1100 One Penn Center,
Philadelphia, Pennsylvania 19103. His date of birth is September 23, 1945.

ERIC RAKOWSKI - Trustee; Professor, University of
California at Berkeley School of Law since 1990.  Visiting
Professor, Harvard Law School 1998-1999. He has served as a Trustee of the Trust since June 1999. He also serves as a Trustee of The Managers Funds, Managers Trust I and
Managers Trust II.  His address is 571 Woodmont Avenue,
Berkeley, California 94708-1246. His date of birth is June
5, 1958.

PETER M. LEBOVITZ - President; President and Chief
Executive Officer of The Managers Funds LLC.  From
September 1994 to April 1999, he was Managing Director of
The Managers Funds, L.P. (the predecessor to The Managers
Funds LLC).  President of Managers Distributors, Inc. since
December 2000.  From June 1993 to June 1994, he was the
Director of Marketing for Hyperion Capital Management, Inc.
From April 1989 to June 1993, he was Senior Vice President for Greenwich Asset Management, Inc. He also serves as
President of The Managers Funds, Managers Trust I and
Managers Trust II.  His date of birth is January 18, 1955.

DONALD S. RUMERY - Treasurer and Principal Accounting
Officer; Director of Finance and Planning of The Managers
Funds LLC (formerly The Managers Fund, L.P.) since December
1994.  Treasurer and Principal Accounting Officer of
Managers Distributors, Inc. since December 2000.  From
March 1990 to December 1994, he was a Vice President of
Signature Financial Group. From August 1980 to March 1990, he held various positions with The Putnam Companies, the last of which was Vice President. He also serves as Secretary and Treasurer of The Managers Funds, Managers
Trust I and Managers Trust II.  His date of birth is May
29, 1958.

JOHN KINGSTON, III - Secretary; Vice President of
Affiliated Managers Group, Inc. since March 1999. Director and Secretary of Managers Distributors, Inc. since December
2000. From June 1998 to February 1999, he served in a general counseling capacity with Morgan Stanley Dean Witter
Investment Management Inc. From September 1994 to May 1998 he was an Associate with Ropes & Gray. His date of birth is October 23, 1965.

* Mr. Healey is an "interested person" (as defined in the 1940 Act) of the Trust.


TRUSTEES' COMPENSATION

     COMPENSATION TABLE:

                                                           Total Compensation
                         Aggregate         Aggregate       from the Fund and
Name of                Compensation    Compensation from   the Fund Complex
Trustee               from the Fund(a)    the Trust(a)     Paid to Trustees (b)
--------              ---------------- -----------------   --------------------
Jack W. Aber              $2,335             $5,000            $31,000
William E. Chapman, II    $2,335             $5,000            $31,000
Sean M. Healey             None               None               None
Edward J. Kaier           $2,335             $5,000            $31,000
Eric Rakowski             $2,335             $5,000            $31,000

____________________

(a) Compensation is estimated for the Fund's fiscal year ended February 28, 2002. The Fund does not provide any pension or retirement benefits for the Trustees.

(b) Total compensation includes estimated compensation to be paid during the 12-month period ending December
     31, 2002 for services as Trustees of The Managers
     Fund, Managers AMG Fund, Managers Trust I and
     Managers Trust II.

       CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

CONTROL PERSONS

     As of __________, ________________________________
"controlled" (within the meaning of the 1940 Act) the Value
Fund. An entity or person which "controls" the Value Fund could have effective voting control over the Value Fund.
No other person or entity owned shares of the Value Fund.

MANAGEMENT OWNERSHIP

     As of __________, all management personnel (i.e., Trustees and Officers) as a group owned beneficially less than 1% of the outstanding shares of the Value Fund.

                  MANAGEMENT OF THE FUND

INVESTMENT MANAGER AND SUB-ADVISER

     The Trustees provide broad supervision over the operations and affairs of the Trust and the Fund. The
Managers Funds LLC (the "Investment Manager") serves as investment manager to the Fund. The Managers Funds LLC is a subsidiary of AMG, and AMG serves as the Managing Member of the LLC. AMG is located at Two International Place, 23rd Floor, Boston, Massachusetts 02110.

     The Investment Manager and its corporate predecessors have had over 20 years of experience in evaluating sub-advisers for individuals and institutional investors.
As part of its services to the Fund under an investment management agreement with the Trust dated October 19, 2000, as amended by subsequent Letter Agreements (the "Investment
Management Agreement"), the Investment Manager also carries out the daily administration of the Trust and Fund. For its investment management services, the Investment Manager receives an investment management fee from the Fund. All or a portion of the investment management fee paid by the Fund to the Investment Manager is used to pay the advisory fees of Systematic Financial Management, L.P., the sub-adviser which manages the assets of the Fund (the "Sub-
Adviser" or "Systematic"). The Investment Manager receives no additional compensation from the Fund for its administration services. Systematic was selected by the Investment Manager, subject to the review and approval of the Trustees. Systematic is a limited partnership formed in 19__. AMG indirectly owns a majority interest in Systematic. As of June 30, 2001, Systematic's assets under management totaled approximately $3.8 billion.
Systematic's address is 300 Frank W. Burr Boulevard,
Glenpointe East, 7th Floor, Teaneck, NJ 07666.

     The Sub-Adviser has discretion, subject to oversight by the Trustees and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund's investment objectives, policies and restrictions.
Generally, the services which the Sub-Adviser provides to the Fund are limited to asset management and related record keeping services. The Sub-Adviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts which are unrelated in any manner to the Investment Manager or its affiliates.

COMPENSATION OF INVESTMENT MANAGER AND SUB-ADVISER BY THE
FUND

     As compensation for the investment management services rendered and related expenses under the Investment
Management Agreement, the Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the average of the value of the net assets of the Fund and may be paid monthly. As compensation for the investment management services rendered and related expenses under the Sub-Advisory
Agreement, the Investment Manager has agreed to pay the Sub-Adviser a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly. The fee paid to the Sub-Adviser is paid out of the fee the Investment Manager receives from the Fund and does not increase the expenses of the Fund.

FEE WAIVERS AND EXPENSE LIMITATION

     The Investment Manager has contractually agreed, for a period of not less than eighteen (18) months, to limit total annual operating expenses for the Fund to 0.90%, subject to later reimbursement by the Fund in certain circumstances. The waiver may, at the discretion of the Investment Manager, be continued beyond such point. See
"Managers AMG Fund" in the Prospectus for further information.

     The Investment Manager has decided to waive all or a portion of its fees from the Fund or reimburse expenses to the Fund for a variety of reasons, including attempting to make the Fund's performance more competitive as compared to a similar Fund. The effect of the expense limitation in effect at the date of this Statement of Additional
Information on the management fees which are expected to be payable by the Fund is reflected in the Expense Information located at the front of the Fund's Prospectus.

     In addition to any other waiver and/or reimbursement agreed to by the Investment Manager, Systematic from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.
Shareholders will be notified of any change in the management fees of a Fund on or about the time that such fees or expenses become effective.

INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENT

     The Managers Funds LLC serves as investment manager to the Fund under the Investment Management Agreement. The
Investment Management Agreement permits the Investment
Manager to from time to time engage one or more sub-advisers to assist in the performance of its services.
Pursuant to the Investment Management Agreement, the
Investment Manager has entered into a sub-advisory agreement with Systematic, dated _____________, 2001 (the
"Sub-Advisory Agreement").

     The Investment Management Agreement and the Sub-
Advisory Agreement provide for an initial term of two years and thereafter shall continue in effect from year to year so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities
(as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreements or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance. The Investment
Management Agreement and the Sub-Advisory Agreement may be terminated, without penalty, by the Board of Trustees, by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) by the Investment Manager or (in the case of the Sub-Advisory Agreement) by the Sub-Adviser on not more than 60 days' written notice to the other party and to the Fund. The Investment Management Agreement and the Sub-Advisory Agreement terminate automatically in the event of assignment, as defined under the 1940 Act and regulations thereunder.

     The Investment Management Agreement provides that the
Investment Manager is specifically responsible for:

     * developing and furnishing continuously an investment program and strategy for the Fund in compliance with the Fund's investment objectives and policies as set forth in the Trust's current Registration Statement;

     * providing research and analysis relative to the investment program and investments of the Fund;

     * determining (subject to the overall supervision and review of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents; and

     * making changes on behalf of the Trust in the investments of the Fund.

     Under the Sub-Advisory Agreement, Systematic is responsible for performing substantially these same advisory services for the Investment Manager and the Fund.

     The Investment Management Agreement also provides that the Investment Manager shall furnish the Fund with office space and facilities, services of executives and administrative personnel and certain other administrative services. The Investment Manager compensates all executive and clerical personnel and Trustees of the Trust if such persons are employees of the Investment Manager or its affiliates.

     The Fund pays all expenses not borne by its Investment Manager or Sub-Adviser including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent auditors and legal counsel for the Fund and the Trust's independent
Trustees, 12b-1 fees, if any, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of Trustees who are not directors, officers or employees of the Investment Manager, Sub-Adviser or their affiliates, other than affiliated registered investment companies.

     The Sub-Advisory Agreement requires the Sub-Adviser to provide fair and equitable treatment to the Fund in the selection of portfolio investments and the allocation of investment opportunities. However, it does not obligate the Sub-Adviser to acquire for the Fund a position in any investment which any of the Sub-Adviser's other clients may acquire. The Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund or otherwise.

     Although the Sub-Adviser makes investment decisions for the Fund independent of those for its other clients, it is likely that similar investment decisions will be made from time to time. When the Fund and another client of a Sub-Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Fund and the other client(s) pursuant to a formula considered equitable by the Sub-Adviser. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by the Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Fund.

REIMBURSEMENT AGREEMENT

     Under the Investment Management Agreement, the
Investment Manager provides a variety of administrative services to the Fund and, pursuant to the terms of a distribution agreement, Managers Distributors, Inc., a wholly-owned subsidiary of the Investment Manager, provides a variety of distribution-related services to the Fund.
The Investment Manager receives no additional compensation from the Fund for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and
Systematic, Systematic reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Fund.

CODE OF ETHICS

     The Trustees have adopted a Code of Ethics under Rule
17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the joint code of ethics of the Investment Manager and Managers Distributors, Inc.
(applicable to "access persons" of the Trust that are also employees of the Investment Manager) and the code of ethics of the Sub-Adviser (applicable to "access persons" of the Trust that are also employees of the Sub-Adviser). In combination, these codes of ethics generally require access persons to preclear any personal securities investment
(with limited exceptions such as government securities).
The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. The restrictions also include a ban on trading securities based on information about the trading within a Fund.

DISTRIBUTION ARRANGEMENT

     Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, acts as the distributor in connection with the offering of the Fund's shares. The Distributor bears certain expenses associated with the distribution and sale of shares of the Fund. The Distributor acts as agent in arranging for the sale of the Fund's shares without sales commission or other compensation.

     Shares of the Investor Class are sold without a sales load but are subject to the expenses of a Rule 12b-1 Plan of Distribution. In accordance with the terms of the Plan of Distribution, the Fund has agreed to pay the Distributor
0.25% of the average daily net assets of the Fund allocable to the Investor Class shares. The Distributor will use all or a portion of the amounts received under the Plan of Distribution to finance its distribution or servicing activities, including making payments to financial intermediaries that offer Investor Class shares of the Fund to their clients through proprietary mutual fund
"supermarkets" and similar platforms.

     Shares of the Institutional Class are sold without a sales load and are not subject to the expenses of any Rule
12b-1 Plan of Distribution.

     The Distribution Agreement may be terminated by either party under certain specified circumstances and will automatically terminate on assignment in the same manner as the Investment Management Agreement. The Distribution
Agreement may be continued annually so long as such continuation is specifically approved at least annually (i) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, and (ii) in either event by the vote of a majority of the Trustees of the Trust who are not parties to the agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such continuance.

CUSTODIAN

     State Street Bank and Trust Company ("State Street" or the "Custodian"), 1776 Heritage Drive, North Quincy,
Massachusetts, is the Custodian for the Fund.  The
Custodian is responsible for holding all cash assets and all portfolio securities of the Fund, releasing and delivering such securities as directed by the Fund, maintaining bank accounts in the names of the Fund, receiving for deposit into such accounts payments for shares of the Fund, collecting income and other payments due the Fund with respect to portfolio securities and paying out monies of the Fund. In addition, when the Fund trades in futures contracts and those trades would require the deposit of initial margin with a futures commission merchant ("FCM"), the Fund will enter into a separate special custodian agreement with a custodian in the name of the FCM which agreement will provide that the FCM will be permitted access to the account only upon the Fund's default under the contract.

     The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

TRANSFER AGENT

     Boston Financial Data Services, Inc., P.O. Box 8517,
Boston, Massachusetts 02266-8517, is the transfer agent
(the "Transfer Agent") for the Fund.

INDEPENDENT PUBLIC ACCOUNTANTS

     PricewaterhouseCoopers LLP, 160 Federal Street,
Boston, Massachusetts 02110, is the independent public accountant for the Fund. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Fund, assists in the preparation and/or review of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.

          BROKERAGE ALLOCATION AND OTHER PRACTICES

     The Sub-Advisory Agreement provides that the Sub-Adviser place all orders for the purchase and sale of securities which are held in the Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of the Sub-Adviser to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. The Sub-Adviser shall consider all factors that it deems relevant when assessing best price and execution for the Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, the Sub-Adviser is authorized by the Trustees to consider the "brokerage and research services"
(as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. The Sub-Adviser is also authorized to cause the Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. The Sub-Adviser must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Adviser exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Adviser. The Fund may purchase and sell portfolio securities through brokers who provide the Fund with research services.

     The Trustees will periodically review the total amount of commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Fund of using particular brokers or dealers. It is possible that certain of the services received by the Sub-Adviser attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Adviser.

     The fees of the Sub-Adviser are not reduced by reason of their receipt of such brokerage and research services.
Generally, the Sub-Adviser does not provide any services to the Fund except portfolio investment management and related record-keeping services.

          PURCHASE, REDEMPTION AND PRICING OF SHARES

PURCHASING SHARES

     Investors may open accounts with the Fund through their financial planners or investment professionals, or through the Trust in limited circumstances as described in the Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients, other investors such as corporations, endowment Fund and charitable foundations, and tax-exempt employee welfare, pension and profit-sharing plans. There are no charges by the Trust for being a customer for this purpose. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

     Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Fund may from time to time make payments to such broker-dealers or processing organizations for certain record keeping services.
Investors who do not wish to receive the services of a broker-dealer or processing organization may consider investing directly with the Trust. Shares held through a broker-dealer or processing organization may be transferred into the investor's name by contacting the broker-dealer or processing organization or the Transfer Agent. Certain processing organizations may receive compensation from the Distributor, the Investment Manager and/or the Sub-Adviser.

     Purchase orders received by the Fund before 4:00 p.m.
New York Time, c/o Boston Financial Data Services, Inc. at the address listed in the Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. by certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

     Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust.
Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. Dollars on a U.S. bank.

     To ensure that checks are collected by the Trust, proceeds from the redemption of shares that were purchased by check will not be sent until the clearance of the check
(i.e., 15 days after the date of purchase) unless arrangements are made with the Investment Manager.
However, during this 15-day period, such shareholder may exchange such shares into any series of Managers AMG Funds, The Managers Funds, Managers Trust I or Managers Trust II.
The 15-day holding period for redemption proceeds would still apply to such exchanges.

     If the check accompanying any purchase order does not clear, or if there are insufficient Fund in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person
(as opposed to a corporation or partnership) and endorsed over to the Fund or State Street Bank and Trust Company will be accepted.

     In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

REDEEMING SHARES

     Any redemption orders received by the Trust before 4:00 p.m. New York Time on any Business Day will receive the net asset value determined at the close of trading on the New York Stock Exchange (the "NYSE") on that day.

     Redemption orders received after 4:00 p.m. New York
Time will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer
Agent. If you are trading through a broker-dealer or investment adviser, such investment professional is responsible for promptly transmitting orders. There is no redemption charge. The Fund reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Investor Class shares or the Institutional Class shares in the account falls below $5,000 or $50,000, respectively, due to redemptions. Whether the Fund will exercise its right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

     If the Fund determines that it would be detrimental to the best interest of the remaining shareholders of the Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Fund, in lieu of cash, in conformity with the applicable rule of the SEC.
If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

     Investors should be aware that redemptions from the Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if a shareholder sends a check for the purchase of shares of the Fund and shares are purchased before the check has cleared, the transmittal of redemption proceeds from the shares will occur upon clearance of the check (i.e., 15 days). The Fund reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends or holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation,
(ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

     An investor may exchange shares from the Fund into shares of any series of Managers AMG Funds, The Managers
Funds, Managers Trust I or Managers Trust II without any charge. An investor may make such an exchange if following such exchange the investor would continue to meet the Fund's minimum investment amount. Shareholders should read the Prospectus of the series of Managers AMG Funds, The
Managers Funds, Managers Trust I or Managers Trust II they are exchanging into. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. Shares are exchanged on the basis of the relative net asset value per share. Since exchanges are purchases of a series of Managers AMG Funds, The Managers Funds, Managers Trust I or
Managers Trust II and redemptions of the Funds, the usual purchase and redemption procedures and requirements apply to each exchange. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. Settlement on the shares of any series of Managers AMG Funds, The
Managers Funds, Managers Trust I or Managers Trust II will occur when the proceeds from redemption become available.
The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

NET ASSET VALUE

     The Fund computes its net asset value for each class of shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund may close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

     The net asset value per share of each Class is equal to the Fund's net worth (assets minus liabilities) allocable to the Class of shares divided by the number of shares outstanding of that Class. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are principally traded on the valuation date, prior to the close of trading on the NYSE or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees.

DIVIDENDS AND DISTRIBUTIONS

     The Fund declares and pays dividends and distributions as described in the Prospectus.

     shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

DISTRIBUTION PLAN

     The Trust has adopted a "Plan of Distribution
Pursuant to Rule 12b-1" (the "Distribution Plan") with respect to the Investor Class of shares of the Fund. Under the Distribution Plan, the Trust may engage, directly or indirectly, in financing any activities primarily intended to result in the sale of Investor Class shares, including, but not limited to, (1) making payments to underwriters, securities dealers and others engaged in the sale of Investor Class shares, including payments to the Distributor to compensate or reimburse other persons for engaging in such activities and (2) paying expenses or providing reimbursement of expenditures incurred by the Distributor or other persons in connection with the offer or sale of Investor Class shares, including expenses relating to the formulation and implementation of marketing strategies and promotional activities such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising, the preparation, printing and distribution of sales literature and reports for recipients other than existing shareholders of the Trust, and obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as the Trust may, from time to time, deem advisable. The Trust and the Fund are authorized to engage in the activities listed above, and in other activities primarily intended to result in the sale of Investor Class shares, either directly or through other persons with which the Trust has entered into agreements pursuant to the Distribution Plan. Under the Distribution Plan, the Board of Trustees has authorized payments to Managers
Distributors, Inc. which may not exceed on an annual basis
0.25% of the daily net assets of the Fund allocable to the Investor Class shares. All payments by the Fund under the Distribution Plan are treated as expenses of the Investor
Class and no portion of these payments is allocated to the Institutional Class shares.

               CERTAIN TAX MATTERS

FEDERAL INCOME TAXATION OF FUND-IN GENERAL

     The Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although the Fund cannot give complete assurance that it will qualify to do so.
Accordingly, the Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the
"90% test"); and (b) satisfy certain diversification requirements on a quarterly basis.

     If the Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to shareholders as ordinary income to the extent of the Fund's current or accumulated earnings and profits. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of the Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

     The Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement.
To avoid the tax, during each calendar year the Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (not taking into account any capital gains or losses) for the calendar year, and its net capital gain income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by the Fund that is subject to corporate tax will be considered to have been distributed by year end. The Fund intends to make sufficient distributions to avoid this 4% excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Fund may be treated as having original issue discount.
Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Fund, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

     Debt securities may be purchased by the Fund at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Fund purchases the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security
(unless the Fund elects to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Fund may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Fund makes the election to include market discount currently.
Because the Fund must include original issue discount in income, it will be more difficult for the Fund to make the distributions required for the Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

     Options and Futures Transactions.  Certain of the
Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in the Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in the Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies;
(ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. The Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of the Fund as regulated investment company.

FEDERAL INCOME TAXATION OF SHAREHOLDERS

     General. Dividends paid by the Fund may be eligible for the 70% dividends-received deduction for corporations.
The percentage of the Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

     Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to them.

FOREIGN SHAREHOLDERS

     Dividends of net investment income and distribution of realized net short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations.
Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United
States for more than 182 days during the taxable year and certain other conditions are met.

     In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, the Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of the Fund's shares unless IRS Form W-8 is provided. Transfers by gift of shares of the Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S.
federal gift tax, but the value of shares of the Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

STATE AND LOCAL TAXES

     The Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of the Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax advisers concerning the foregoing state and local tax consequences of investing in the Fund.

OTHER TAXATION

     The Fund is series of a Massachusetts business trust.
Under current law, neither the Trust nor the Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

     Shareholders should consult their tax advisers about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

                 PERFORMANCE DATA

     From time to time, the Fund may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature, and advertisements published by the Fund.

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                  P (1 + T) N = ERV

In the above formula, P = a hypothetical initial payment of
$1,000

T = average annual total return
N = number of years

ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

     The figure is then annualized. The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period.

PERFORMANCE COMPARISONS

     The Fund may compare its performance to the performance of other mutual funds having similar objectives. This comparison must be expressed as a ranking prepared by independent services or publications that monitor the performance of various mutual funds such as Lipper, Inc. ("Lipper") and Morningstar, Inc.,
("Morningstar").  Lipper prepares the "Lipper Composite
Index," a performance benchmark based upon the average performance of publicly offered stock funds, bond funds, and money market funds as reported by Lipper. Morningstar, a widely used independent research firm, also ranks mutual funds by overall performance, investment objectives and assets. The Fund's performance may also be compared to the performance of various unmanaged indices such as the Russell 2000 Value Index, Russell 3000 Index, Wilshire 5000
Equity Index, Russell 3000 Growth Index, Russell 1000
Growth Index, Standard & Poor's 500 Composite Stock Price
Index, the Standard & Poor's 400 Composite Stock Price
Index or the Dow Jones Industrial Average.

MASSACHUSETTS BUSINESS TRUST

     The Fund is series of a "Massachusetts business trust." A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability and are described below.

     Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. This is not the case for a Massachusetts business corporation.
However, the Declaration of Trust of the Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of the Fund and that every written agreement, obligation, instrument or undertaking made on behalf of the Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

     No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Fund. The
Trustees of the Trust intend to conduct the operations of the Trust in a way as to avoid, as far as possible, ultimate liability of the shareholders of the Fund.

     The Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of the Fund or to a shareholder, and that no Trustee, officer, employee or agent is liable to any third persons in connection with the affairs of the Fund, except if the liability arises from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to the property of the Fund for any satisfaction of claims arising in connection with the affairs of the Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee or agent is entitled to be indemnified against all liability in connection with the affairs of the Fund.

     The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

     The Trust is an open-end management investment company organized as a Massachusetts business trust in which the Fund represents separate series of shares of beneficial interest. See "Massachusetts Business Trust" above.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares
($0.001 par value) of one or more series and to divide or combine the shares of any series, if applicable, without changing the proportionate beneficial interest of each shareholder in the Fund or assets of another series, if applicable. Each share of the Fund represents an equal proportional interest in the Fund with each other share.
Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. See "Massachusetts
Business Trust" above. Shares of the Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and in this Statement of Additional Information.

     The shareholders of the Trust are entitled to one vote for each dollar of net asset value (or a proportionate fractional vote in respect of a fractional dollar amount), on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or by the Declaration of Trust of the Trust.

     Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee from office.
The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the shares of the Trust. In addition, whenever ten or more shareholders of record who have been shareholders of record for at least six months prior to the date of the application, and who hold in the aggregate either shares of the Fund having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any of the Trustees and accompanies by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed shareholder communication and form of request. If the Trustees elect to follow the latter, the Trustees, upon the written request of such applicants accompanied by a tender of the material to be mailed and the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.
After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more objections or refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more objections, the SEC shall find, after notice and opportunity for a hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

     The Trustees have authorized the issuance and sale to the public of shares of six series of the Trust. The
Trustees may authorize the issuance of additional series of the Trust. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset value procedures. All consideration received by the Trust for shares of any additional series, and all assets in which such consideration is invested, would belong to that series, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto.
Shareholders of the additional series will approve the adoption of any management contract, distribution agreement and any changes in the investment policies of the Fund, to the extent required by the 1940 Act.

ADDITIONAL INFORMATION

     This Statement of Additional Information and the
Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The
Registration Statements, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

     Statements contained in the Statement of Additional
Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the applicable Registration Statement. Each such statement is qualified in all respects by such reference.

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Fund and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Fund or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

                       PART C
           To the Registration Statement of
           Managers AMG Funds (the "Trust")

ITEM 23.	EXHIBITS.


Exhibit No.				Description
-----------                   -----------

   a.1       Master Trust Agreement dated June 18,
             1999.(i)

   a.2 Amendment No. 1 to Master Trust Agreement changing the name of the "Essex Growth
             Fund" to "Essex Aggressive Growth Fund."
             (iii)

   a.3 Amendment No. 2 to Master Trust Agreement changing the name of the Trust to "Managers
             AMG Funds." (iii)

   a.4 Amendment No. 3 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Growth Fund." (vii)

   a.5 Amendment No. 4 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "First Quadrant Tax-Managed Equity
             Fund." (vii)

   a.6 Amendment No. 5 to Master Trust Agreement establishing a new series of shares of beneficial interest of the Trust designated as the "Frontier Small Company Value Fund."
             (ix)

   a.7 Amendment No. 6 to Master Trust Agreement establishing two new series of shares of beneficial interest of the Trust designated as the "Rorer Large-Cap Fund" and the "Rorer Mid-Cap Fund." (xi)

   a.8 Amendment No. 7 to Master Trust Agreement establishing Investor and Institutional
             Classes of shares of the Essex Aggressive
             Growth Fund and Investor and Institutional
             Classes of shares of the Systematic Value
             Fund.  (Filed herewith)

b.	By-Laws of the Trust dated June 18, 1999.
             (i)

   c.        Sections 4.2(d), 4.2(e), 4.2(f), 4.2(i),
             4.2(j), 4.2(k), 4.2(m), 4.6, 6.3, 6.5, 6.6,
             7.1, 7.2 and 7.3 and Article V of the
             Master Trust Agreement are included in
             Exhibit a. (i)

   d.1 Investment Management Agreement between the Registrant and The Managers Funds LLC, dated as of October 19, 1999. (iii)

   d.2       Form of Letter Agreement to Investment
             Management Agreement between the Registrant and The Managers Funds, LLC with respect to the Frontier Growth Fund, dated as of September 19, 2000. (vi)


   d.3       Form of Letter Agreement to Investment
             Management Agreement between the Registrant and The Managers Funds LLC with respect to the First Quadrant Tax-Managed Equity Fund.
             (vii)

   d.4       Form of Letter Agreement to Investment
             Management Agreement between the Registrant and The Managers Funds LLC with respect to the Frontier Small Company Value Fund.
             (viii)

   d.5       Sub-Advisory Agreement between The Managers
             Funds LLC and Essex Investment Management
             Company, LLC with respect to the Essex
             Aggressive Growth Fund, dated as of October
             19, 1999. (iii)

   d.6       Form of Sub-Advisory Agreement between The
             Managers Funds LLC and Frontier Capital
             Management Company, LLC with respect to the Frontier Growth Fund, dated as of September
             19, 2000. (iv)

   d.7       Form of Sub-Advisory Agreement between The
             Managers Funds, LLC and First Quadrant,
             L.P. with respect to the First Quadrant
             Tax-Managed Equity Fund, dated as of
             November 14, 2000. (vii)

   d.8       Form of Letter Agreement to Sub-Advisory
             Agreement between The Managers Funds LLC and Frontier Capital Management Company,
             LLC with respect to the Frontier Small
             Company Value Fund. (viii)

   d.9       Form of Letter Agreement to Investment
             Management Agreement between the Registrant and The Managers Funds LLC with respect to the Rorer Large-Cap Fund. (xi)

   d.10      Form of Letter Agreement to Investment
             Management Agreement between the Registrant and The Managers Funds LLC with respect to the Rorer Mid-Cap Fund. (xi)

   d.11      Form of Sub-Advisory Agreement between The
             Managers Funds LLC and Rorer Asset
             Management, LLC with respect to the Rorer
             Large-Cap Fund and the Rorer Mid-Cap Fund, dated December 5, 2001. (xi)

   d.12      Form of Letter Agreement to Investment
             Management Agreement between the Registrant and The Managers Funds LLC with respect to the Systematic Value Fund. (Filed herewith)

   d.13      Form of Sub-Advisory Agreement between The
             Managers Funds LLC and Systematic Financial
             Management, L.P. with respect to the
             Systematic Value Fund.  (Filed herewith)

   e.1       Distribution Agreement between the
             Registrant and Managers Distributors, Inc., dated April 1, 2001. (xiii)

   e.2       Intentionally omitted.

                         2

   e.3       Intentionally omitted.

   e.4       Form of Letter Agreement to the
             Distribution Agreement between the
             Registrant and Managers Distributors, Inc.
             with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

   e.5       Form of Letter Agreement to the
             Distribution Agreement between the
             Registrant and Managers Distributors, Inc.
             relating to Essex Aggressive Growth Fund and Systematic Value Fund. (Filed herewith)

   f.        Not applicable.

   g.        Form of Custodian Agreement between the
             Registrant and State Street Bank and Trust
             Company.  (iii)

   h. Form of Transfer Agency Agreement between the Registrant and Boston Financial Data
             Services, Inc.  (iii)

   i.1 Opinion and Consent of Goodwin Procter LLP with respect to the Investor and Institutional Class shares of the Essex
             Aggressive Growth Fund. (To be filed by amendment)

   i.2 Opinion and Consent of Goodwin Procter LLP with respect to the Frontier Growth Fund.
             (vi)

   i.3 Opinion and Consent of Goodwin Procter LLP with respect to the First Quadrant Tax-
             Managed Equity Fund. (vii)

   i.4 Opinion and Consent of Goodwin Procter LLP with respect to the Frontier Small Company
             Value Fund. (ix)

   i.5 Opinion and Consent of Goodwin Procter LLP with respect to the Rorer Large-Cap Fund and the Rorer Mid-Cap Fund. (xi)

   i.6 Opinion and Consent of Goodwin Procter LLP with respect to the Systematic Value Fund.
             (Filed herewith)

   j.1 Consent of PricewaterhouseCoopers LLP with respect to the Essex Aggressive Growth
             Fund.  (To be filed by amendment)

   k.        Not Applicable.

   l.        Power of Attorney dated September 9, 1999.
             (ii)

   m.1       Plan of Distribution Pursuant to Rule 12b-
             1, dated as of October 15, 1999. (iii)

   m.2 Addendum to Plan of Distribution Pursuant to Rule 12b-1 with respect to the Rorer
             Large-Cap Fund and the Rorer Mid-Cap Fund.
             (xi)

                        3

n.	Multiple Class Expense Allocation Plan
             adopted pursuant to Rule 18f-3.  (xiii)

   n.1       Revised Schedule A to Multiple Class
             Expense Allocation Plan adopted pursuant to Rule 18f-3. (Filed herewith)

   o.        Not applicable.

   p.1       Code of Ethics of the Trust. (vi)

   p.2 Code of Ethics of The Managers Funds LLC and Managers Distributors, Inc. (xii)

   p.3       Code of Ethics of Essex Investment
             Management Company, LLC. (vii)

   p.4       Code of Ethics of Frontier Capital
             Management Company, LLC. (viii).

   p.5       Code of Ethics of First Quadrant, L.P.
             (vii)

   p.6       Code of Ethics of Rorer Asset Management,
             LLC. (xii)

   p.7       Code of Ethics of Systematic Financial
             Management, L.P.  (Filed herewith)

--------------------------------------------------------

   (i)       Filed as an exhibit to the Registrant's
             Registration Statement on Form N-1A,
             Registration No. 333-84639 (filed August 6,
             1999), under the same exhibit number.

(ii)	Filed as an exhibit to Pre-Effective
          Amendment No. 1 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed September
          23, 1999), under the same exhibit number.

(iii)	Filed as an exhibit to Pre-Effective
          Amendment No. 2 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed October
          21, 1999), under the same exhibit number.

(iv)	Filed as an exhibit to Post-Effective
          Amendment No. 1 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed June 19,
          2000), under the same exhibit number.

(v)	Filed as an exhibit to Post-Effective
          Amendment No. 2 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed August 1,
          2000), under the same exhibit number.

(vi)	Filed as an exhibit to Post-Effective
          Amendment No. 4 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed September
          15, 2000), under the same exhibit number.

                         4

(vii)	Filed as an exhibit to Post-Effective
          Amendment No. 5 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed November
          14, 2000), under the same exhibit number.

(viii)	Filed as an exhibit to Post-Effective
          Amendment No. 6 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed November
          17, 2000), under the same exhibit number.

(ix)	Filed as an exhibit to Post-Effective
          Amendment No. 8 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed February
          20, 2001), under the same exhibit number.

(x)	Filed as an exhibit to Post-Effective
          Amendment No. 9 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed March 1,
          2001), under the same exhibit number.

(xi)	Filed as an exhibit to Post-Effective
          Amendment No. 10 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed October
          5, 2001), under the same exhibit number.

(xii)	Filed as an exhibit to Post-Effective
          Amendment No. 11 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed December
          19, 2001), under the same exhibit number.

(xiii)	Filed as an exhibit to Post-Effective
          Amendment No. 12 to the Registrant's
          Registration Statement on Form N-1A,
          Registration No. 333-84639 (filed December
          31, 2001), under the same exhibit number.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON
             CONTROL WITH REGISTRANT.

             None.

ITEM 25.	INDEMNIFICATION.


     Under Article VI of the Registrant's Master Trust
Agreement, any present or former Trustee, Officer, agent or employee or person serving in such capacity with another entity at the request of the Registrant
("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromises or as fines or penalties and expenses, including reasonable legal and accounting fees, in connection with the defense or disposition of any proceeding by or in the name of the Registrant or any shareholder in his capacity as such if: (i) a favorable final decision on the merits is made by a court or administrative body; or (ii) a reasonable determination is made by a vote of the majority of a quorum of disinterested Trustees or by independent legal counsel that the Covered Person was not liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in his office
("Disabling Conduct"); or (iii) a determination is made to indemnify the Covered Person under procedures approved by the Board of Trustees which in the opinion of independent legal counsel are not inconsistent with the

Investment Company Act of 1940, as amended (the
"1940 Act"). Said Article VI further provides that the
Registrant shall indemnify any Covered Person against any such liabilities and expenses incurred in connection with the defense or disposition of any other type of proceeding except with respect to any matter as to which the Covered Person shall have engaged in Disabling
Conduct or shall have been finally adjudicated not to have acted in good faith and in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Registrant.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF
             INVESTMENT ADVISER.

     The Managers Funds LLC, a registered investment adviser, is a subsidiary of Affiliated Managers Group, Inc. ("AMG") and AMG serves as its Managing Member. The
Managers Funds LLC serves as an investment adviser to investment companies registered under the 1940 Act. The business and other connections of the officers and directors of The Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

     Essex Investment Management Company, LLC ("Essex') serves as sub-adviser to the Essex Aggressive Growth
Fund. AMG owns a majority interest in Essex. Essex is the successor firm to Essex Investment Management
Company, Inc., which was formed in 1976. The business and other connections of the officers and directors of Essex are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference.
The file number of said ADV Form is 801-12548.

     Frontier Capital Management Company, LLC.
"Frontier") serves as sub-adviser to the Frontier Growth
Fund and to the Frontier Small Company Value Fund. AMG owns a majority interest in Frontier. Frontier is the successor firm to Frontier Capital Management Company,
Inc., which was formed in 1980. The business and other connections of the officers and directors of Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference.
The file number of said ADV Form is 801-15724.

     First Quadrant, L.P. ("First Quadrant") serves as sub-adviser to the First Quadrant Tax-Managed Equity
Fund.  AMG owns a majority interest in First Quadrant.
First Quadrant is the successor firm to First Quadrant
Corporation, which was formed in 1988. The business and other connections of the officers and directors of First
Quadrant are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-
51748.

     Rorer Asset Management, LLC ("Rorer") serves as sub-adviser to the Rorer Large-Cap Fund and to the Rorer
Mid-Cap Fund.  AMG owns a majority interest in Rorer.
Rorer is the successor firm to Rorer Asset Management
Company, L.P., which was formed in 1978. The business and other connections of the officers and directors of

Frontier are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-
56110.

     Systematic Financial Management, L.P.
("Systematic") serves as sub-adviser to the Systematic
Value Fund.  AMG owns a majority interest in Systematic.
Systematic was formed in 1983. The business and other connections of the officers and directors of Systematic are listed in Schedules A and D of its ADV Form as currently on file with the Commission, the text of which Schedules are hereby incorporated herein by reference.
The file number of said ADV Form is 801-48908.

ITEM 27.	PRINCIPAL UNDERWRITERS.

(a)   Managers Distributors, Inc. acts as
      principal underwriter for the Registrant.
      Managers Distributors, Inc. also acts as principal underwriter for The Managers
      Funds, The Managers Trust I and The Managers
      Trust II.

(b)	The following information relates to the
      directors, officers and partners of Managers
      Distributors, Inc.:







NAME AND PRINCIPAL                  POSITIONS AND        POSITIONS AND
BUSINESS ADDRESS                    UNDERWRITER          OFFICES WITH FUND
------------------                  -------------        -----------------

Nathaniel Dalton                    Director             None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Boston, MA  01965

Daniel J. Shea                      Director             None
c/o Affiliated Managers Group, Inc.
600 Hale Street
Boston, MA  01965

John Kingston, III                  Director             Secretary
c/o Affiliated Managers Group, Inc. and Secretary
600 Hale Street
Boston, MA  01965

Peter M. Lebovitz                   President            President
40 Richards Avenue
Norwalk, Connecticut 06854-2325

Donald S. Rumery                    Treasurer            Treasurer and
40 Richards Avenue                                       Principal
Norwalk, Connecticut 06854-2325                          Accounting Officer


(c)	Not applicable.

ITEM 28.	LOCATION OF ACCOUNTS AND RECORDS.

     The accounts and records of the Registrant are maintained at the offices of the Registrant at 40
Richards Avenue, Norwalk, Connecticut 06854 and at the offices of the Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02106 and 1776 Heritage Drive, North Quincy, Massachusetts 01171 and at the offices of the Transfer Agent, Boston Financial Data Services, Inc. 1776 Heritage Drive, North Quincy, Massachusetts 01171.

ITEM 29.	MANAGEMENT SERVICES.

     There are no management-related service contracts other than the Investment Management Agreement relating to management services described in Parts A and B.

ITEM 30.	UNDERTAKINGS.

     Not applicable.

                MANAGERS AMG FUNDS

       AMENDMENT NO. 7 TO MASTER TRUST AGREEMENT

        CERTIFICATE AND INSTRUMENT OF AMENDMENT

     The undersigned, Treasurer of Managers AMG Funds (the
"Trust"), does hereby certify that pursuant to Article VII,
Section 7.3 of the Master Trust Agreement of the Trust dated June 18, 1999, the following resolutions were duly adopted by a vote of a majority of the Trustees of the Trust taken at a meeting of the Trustees held December 6, 2001.

RESOLVED:     That the first paragraph of Section 4.2 of
              the Master Trust Agreement be, and it hereby is, amended and restated in its entirety as set forth below:

              "Section 4.2 Establishment and Designation of
              Sub-Trusts and Classes. Without limiting the authority of the Trustees set forth in
              Section 4.1 to establish and designate any further Sub-Trusts and classes, the Trustees hereby establish and designate the following
              Sub-Trusts thereof, each of which shall
              consist of a single class except as otherwise specified herein: (a) Essex Aggressive Growth
              Fund, which shall consist of two classes, Institutional Shares and Investor Shares; (b)
              Frontier Growth Fund; (c) First Quadrant Tax-
              Managed Equity Fund; (d) Frontier Small
              Company Value Fund; (e) Rorer Mid-Cap Fund;
              (f) Rorer Large-Cap Fund; and (g) Systematic
              Value Fund, which shall consist of two
              classes, Institutional Shares and Investor
              Shares. The Shares of such Sub-Trusts and any Shares of any further Sub-Trust or class that may from time to time be established and designated by the Trustees shall (unless the Trustees otherwise determine with respect to some further Sub-Trust or class at the time of establishing and designating the same) have the following relative rights and preferences:"

              and be it further

RESOLVED:     That the officers of the Trust be authorized
              and directed to prepare and file with the Secretary of State of The Commonwealth of
              Massachusetts and other applicable
              authorities an amendment to the Master Trust
              Agreement to reflect the establishment and designation of each Class, as described in the preceding resolutions.


     IN WITNESS WHEREOF, the undersigned has hereunto set his hand this 16th day of January, 2002.


                                     /s/ Donald S. Rumery

                                     ----------------------
                                     Donald S. Rumery
                                     Treasurer

                    LETTER AGREEMENT

                  SYSTEMATIC VALUE FUND

             INVESTMENT MANAGEMENT AGREEMENT


_________________, 2002

The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854
Attn:  Peter M. Lebovitz

Re:	Investment Management Agreement between The Managers
      Funds LLC and Managers AMG Funds, dated as of October
      19, 1999
      -----------------------------------------------------

Ladies and Gentlemen:

Pursuant to Paragraph 1(b) of the Investment Management Agreement between The Managers Funds LLC (the "Adviser") and Managers AMG Funds (the "Trust"), dated October 19, 1999, the Trust hereby advises you that it is creating a new series to be named Systematic Value Fund (the "New Fund"), and that the Trust desires the Adviser to provide management and investment advisory services with respect to the New Fund pursuant to the terms and conditions of the Investment Management Agreement. The investment advisory fees to be payable with respect to the New Fund are reflected on the attached Schedule A.
Please acknowledge your agreement to provide such management and investment advisory services to the New Fund by executing this letter agreement in the space provided below and then returning it to the undersigned.
Sincerely,
Managers AMG Funds
By:
     ---------------------------
Name:
Title:
ACKNOWLEDGED AND ACCEPTED
-------------------------
The Managers Funds LLC
By:	-----------------------------
Name:
Title:

                     SCHEDULE A
                     ----------

SYSTEMATIC VALUE FUND
---------------------
Advisory Fees pursuant to Section 2(a)
--------------------------------------

Managers AMG Funds (the "Trust") shall pay to The Managers Funds LLC (the "Adviser") an annual gross investment advisory fee equal to 0.75% of the average daily net assets of the Systematic Value Fund (the "Fund"); provided, however, that the Adviser agrees, for a period not less than eighteen (18) months from the date of inception, to waive its advisory fee and pay or reimburse the Trust for expenses of the Fund to the extent total expenses of the Fund would otherwise exceed 0.90% of the Fund's average daily net assets. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.
In addition to the foregoing waiver, payment or reimbursement (if any), the Adviser may from time to time voluntarily waive all or a portion of the advisory fee payable with respect to the Fund and/or pay or reimburse the Trust for expenses of the Fund. In addition to any amounts otherwise payable to the Adviser as an advisory fee for current services under the Investment Management Agreement, the Trust shall be obligated to pay the Adviser all amounts previously waived, paid or reimbursed by the Adviser with respect to the Fund, provided that the amount of such additional payment in any year, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in such year to exceed 0.90% of the average daily net assets of the Fund; and provided, further that no additional payments shall be made with respect to amounts waived, paid or reimbursed more than three (3) years prior to the date the Fund accrues a liability with respect to such additional payment. Administration Fees Pursuant to Section 2(b)
--------------------------------------------
None.

                  SUB-ADVISORY AGREEMENT


     AGREEMENT made as of the ____ day of _______, 2000, between THE MANAGERS FUNDS LLC, a limited liability company organized under the laws of the state of Delaware and having its principal place of business in Norwalk, Connecticut (the "Adviser") and SYSTEMATIC FINANCIAL MANAGEMENT, L.P., a limited partnership organized under the laws of the state of [Delaware] and having its principal place of business at 300 Frank W. Burr Boulevard, Glenpointe East, 7th Floor, Teaneck, New Jersey 07666 (the "Sub-Adviser").

     WHEREAS, the Adviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Investment
Advisers Act of 1940, as amended (the "Advisers Act"); and

     WHEREAS, the Sub-Adviser is engaged principally in the business of rendering investment management services and is registered as an investment adviser under the Advisers Act;
and

     WHEREAS, MANAGERS AMG FUNDS, a Massachusetts business trust (the "Trust"), engages in business as an open-end management investment company and is so registered under the Investment Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Trust is authorized to issue shares of beneficial interest in separate series, with each such series representing interests in a separate portfolio of securities and other assets; and

     WHEREAS, the Trust currently intends to offer shares in an additional series, the Systematic Value Fund, such series together with all other series subsequently established by the Trust with respect to which the Sub-Adviser renders management and investment advisory services pursuant to the terms of this Agreement, being herein collectively referred to as the "Funds" and individually as a "Fund"; and

     WHEREAS, pursuant to an Investment Management Agreement, dated as of ________, 2000, between the Trust and the Adviser
(the "Advisory Agreement"), the Adviser is required to perform investment advisory services for the Funds.

     NOW, THEREFORE, WITNESSETH: That it is hereby agreed between the parties hereto as follows:

     1.  APPOINTMENT OF SUB-ADVISER.

         (a) Systematic Value Fund. The Adviser hereby employs the Sub-Adviser to provide investment advisory services to the Systematic Value Fund for the period and on the terms herein set forth. The Sub-Adviser accepts such appointment and agrees to render the services herein set forth, for the compensation herein provided.

         (b) Additional Funds. In the event that the Trust establishes one or more series of shares other than the Systematic Value Fund with respect to which the Adviser desires to retain the Sub-Adviser to render investment advisory services hereunder, the Adviser shall so notify the Sub-Adviser in writing, indicating the advisory fee to be payable with respect to the additional series of shares. If the Sub-Adviser is willing to render such services on the terms provided for herein, it shall so notify the Adviser in writing, whereupon such series shall become a Fund hereunder.

2.  DUTIES OF ADVISER AND SUB-ADVISER.

    (i)  Delivery of Documents.  The Adviser has furnished the
Sub-Adviser with true copies of each of the following:

         (a)  The Trust's Master Trust Agreement, as
     filed with the Secretary of State of the Commonwealth of Massachusetts and all amendments and supplements thereto (such Master Trust Agreement, as presently in effect and as it shall from time to time be amended or supplemented, is herein called the "Declaration");

         (b)  The Trust's By-Laws and amendments and
     supplements thereto (such By-Laws, as presently in effect and as it shall from time to time be amended and supplemented, is herein called the "By-Laws");

         (c)  Resolutions of the Trust's Board of
     Trustees authorizing the appointment of the Adviser and Sub-Adviser and approving the Advisory Agreement and this Agreement and copies of the minutes of the initial meeting of shareholders of each Fund;

         (d) The Trust's Notification of Registration on Form N-8A under the 1940 Act as filed with the Securities and Exchange Commission on ________, 2000 and all amendments thereto;

         (e)  The Trust's Registration Statement on
     Form N-1A under the Securities Act of 1933 as amended
     (the "1933 Act") and the 1940 Act (File Nos. 333-84639
     and 811-9521) as filed with the Securities and Exchange Commission on ________, 2000, and all amendments thereto (the "Registration Statement");

         (f)  The most recent prospectus (such
     prospectus, as in effect from time to time and all amendments and supplements thereto are herein called the "Prospectus") of the Fund;

         (g) All resolutions of the Board of Trustees of the Trust pertaining to the objectives, investment policies and investment restrictions of the Fund; and

         (h)  Copies of the executed Advisory
     Agreement between the Trust and the Adviser relating to the Fund.

         The Adviser will furnish the Sub-Adviser from time to time with copies of all amendments of or supplements to items (a), (b), (c), (e), (f), (g) and
     (h) to the extent such amendments or supplements relate to or affect the obligations of the Sub-Adviser hereunder with respect to the Systematic Value Fund or any other series of the Trust that hereafter becomes a Fund hereunder.

    (ii) The Sub-Adviser, at its own expense, shall furnish the following services to the Trust:

          (a)  Investment Program.  The Sub-Adviser is
     hereby authorized and directed and hereby agrees, subject to the stated investment objective and policies of the Fund as set forth in the Trust's current Registration Statement and subject to the supervision of the Adviser and the Board of Trustees of the Trust, to (i) develop and furnish continuously an investment program and strategy for each Fund in compliance with that Fund's investment objective and policies as set forth in the Trust's current
     Registration Statement, (ii) provide research and analysis relative to the investment program and investments of the Fund, (iii) determine (subject to the overall supervision of the Board of Trustees of the Trust) what investments shall be purchased, held, sold or exchanged by the Fund and what portion, if any, of the assets of the Fund shall be held in cash or cash equivalents, and (iv) make changes on behalf of the Trust in the investments of the Fund. In accordance with paragraph 2(ii)(b), the Sub-Adviser shall arrange for the placing of all orders for the purchase and sale of securities and other investments for the Fund's account and will exercise full discretion and act for the Trust in the same manner and with the same force and effect as the Trust might or could do with respect to such purchases, sales or other transactions, as well as with respect to all other things necessary or incidental to the furtherance or conduct of such purchases, sales or transactions. The Sub-Adviser will make its officers and employees available to meet with the Adviser's officers and directors on due notice at reasonable times to review the investments and investment program of the Fund in the light of current and prospective economic and market conditions.

          In the performance of its duties hereunder, the Sub-Adviser is and shall be an independent contractor and except as expressly provided for herein or otherwise expressly provided or authorized shall have no authority to act for or represent any Fund or the Trust in any way or otherwise be deemed to be an agent of any Fund, the Trust or of the Adviser. If any occasion should arise in which the Sub-Adviser gives any advice to its clients concerning the shares of a Fund, the Sub-Adviser will act solely as investment counsel for such clients and not in any way on behalf of the Trust or any Fund.

          (b) Portfolio Transactions. In connection with the management of the investment and reinvestment of each Fund, the Sub-Adviser, acting by its own officers, directors or employees or by a duly authorized subcontractor, is authorized to select the broker or dealers that will execute purchase and sale transactions for the Trust.

          In executing portfolio transactions and selecting
     brokers or dealers, if any, the Sub-Adviser will use
     its best efforts to seek on behalf of a Fund the best
     overall terms available.  In assessing the best
     overall terms available for any transaction, the Sub-
     Adviser shall consider all factors it deems relevant,
     including the breadth of the market in and the   price
     of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, with respect to the specific transaction and on a continuing basis.
     In evaluating the best overall terms available, and in selecting the broker or dealer, if any, to execute a particular transaction, the Sub-Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities
     Exchange Act of 1934) provided to the Sub-Adviser with respect to the Systematic Value Fund and/or other accounts over which the Sub-Adviser exercises investment discretion. The Sub-Adviser may pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Sub-Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

          The Sub-Adviser may buy securities for a Fund at the same time it is selling such securities for another client account and may sell securities for a Fund at the time it is buying such securities for another client account. In such cases, subject to applicable legal and regulatory requirements, and in compliance with such procedures of the Trust as may be in effect from time to time, the Sub-Adviser may effectuate cross transactions between a Fund and such other account if it deems this to be advantageous.
     The Sub-Adviser also may cause a Fund to enter into other types of investment transactions (e.g., a long position on a particular securities index) at the same time it is causing other client accounts to take opposite economic positions (e.g., a short position on the same index).

          On occasions when the Sub-Adviser deems the purchase or sale of a security to be in the best interest of a Fund as well as other clients, the Sub-Adviser, to the extent permitted by applicable laws and regulations, and in compliance with such procedures of the Trust as may be in effect from time to time, may aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the subject Fund and to such clients.

          The Sub-Adviser will advise the Funds' custodian or such depository or agents as may be designated by the custodian and the Adviser promptly of each purchase and sale of a portfolio security, specifying the name of the issuer, the description and amount or number of shares of the security purchased, the market price, the commission and gross or net price, the trade date and settlement date and the identity of the effecting broker or dealer. The Sub-Adviser shall not have possession or custody of any Fund investments.
     The Trust shall be responsible for all custodial agreements and the payment of all custodial charges and fees and, upon the Sub-Adviser giving proper instructions to the custodian, the Sub-Adviser shall have no responsibility or liability for the acts, omissions or other conduct of the custodian.

          The Sub-Adviser shall, upon due notice from the Adviser, provide such periodic and special reports describing any such research, advice or other services received and the incremental commissions, net price or other consideration to which they relate.

          Notwithstanding the foregoing, the Sub-Adviser agrees that the Adviser shall have the right by written notice to identify securities that may not be purchased on behalf of any Fund and/or brokers and dealers through which portfolio transaction on behalf of the Funds may not be effected, including, without limitation, brokers or dealers affiliated with the Adviser. The Sub-Adviser shall refrain from purchasing such securities for the Fund or directing any portfolio transaction to any such broker or dealer on behalf of the Fund, unless and until the written approval of the Adviser to do so is obtained, but the Sub-Adviser shall not be liable to the Systematic
     Value Fund for so acting.  In addition, the Sub-
     Adviser agrees that it shall not direct portfolio transactions for the Fund through any broker or dealer that is an "affiliated person" of the Sub-Adviser (as that term is defined in the Act or interpreted under applicable rules and regulations of the Securities and Exchange Commission) without the prior written approval of the Adviser and in no event shall the Sub-
     Adviser direct portfolio transactions on behalf of the Fund to any broker/dealer in recognition of sales of shares of any investment company or receipt of research or other service without prior written approval of the Adviser. The Adviser agrees that it will provide the Sub-Adviser with a list of brokers and dealers that are "affiliated persons" of the Funds.

          (c) Reports. The Sub-Adviser shall render to the Board of Trustees of the Trust such periodic and special reports as the Board of Trustees may request with respect to matters relating to the duties of the Sub-Adviser set forth herein.

3.   SUB-ADVISORY FEE.

     For the services to be provided by the Sub-Adviser as provided in Paragraph 2 hereof, the Adviser shall pay to the Sub-Adviser an annual fee as set forth on Schedule A to this Agreement.

     In the case of commencement or termination of this Agreement with respect to any Fund during any calendar month, the fee with respect to such Fund for that month shall be reduced proportionately based upon the number of calendar days during which it is in effect, and the fee shall be computed during the average daily net assets of such Fund for the days during which it is in effect.

4.   EXPENSES.

     During the term of this Agreement, the Sub-Adviser will bear all expenses incurred by it in the performance of its duties hereunder, other than those expenses specifically assumed by the Trust hereunder. The Trust shall assume and shall pay (i) issue and transfer taxes chargeable to the Trust in connection with securities transactions to which any Fund is a party, and (ii) interest on borrowed money, if any. In addition to these expenses, the Trust shall pay all brokers' and underwriting commissions chargeable to the Trust in connection with the securities transactions to which any Fund is a party.

5.   COMPLIANCE WITH APPLICABLE REGULATIONS.

     In performing its duties hereunder, the Sub-Adviser

     (i) shall establish compliance procedures (copies of which shall be provided to the Adviser, and shall be subject to review and approval by the Adviser) reasonably calculated to ensure compliance at all times with: all applicable provisions of the 1940 Act and the Advisers Act, and any rules and regulations adopted thereunder; Subchapter M of the Internal
     Revenue Code of 1986, as amended; the provisions of the Registration Statement; the provisions of the Declaration and the By-Laws of the Trust, as the same may be amended from time to time; and any other applicable provisions of state, federal or foreign law.

     (ii) acknowledges that the Trust has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Act and that the Sub-Adviser and certain of its employees, officers and directors may be subject to reporting requirements thereunder and, accordingly, agrees that it shall, on a timely basis, furnish, and shall cause its employees, officers and directors to furnish, to the Adviser and/or to the Trust, all reports and information required to be provided under such code of ethics with respect to such persons.

     (iii) agrees that it will maintain for the Trust all and only such records as required under Rules 31a-1 and 31a-2 under the 1940 Act in respect to its services hereunder and that such records are the property of the Trust and further agrees to surrender promptly to the Trust any such records upon the Trust's request all in accordance with Rule 31a-3 under the 1940 Act.

6.   LIABILITY OF SUB-ADVISER; INDEMNIFICATION.

     Neither the Sub-Adviser nor the officers, directors, employees, agents, or legal representatives (collectively, "Related Persons") of the Sub-Adviser shall be liable for any error of judgment or mistake of law, or for any loss suffered by any Fund or its shareholders in connection with the matters to which this Agreement relates; provided that, except as set forth in the succeeding paragraph, no provision of this Agreement shall be deemed to protect the Sub-Adviser or its Related Persons against any liability to which it might otherwise be subject by reason of any willful misfeasance, bad faith or negligence or the reckless disregard of the Sub-Adviser's obligations and duties (each of which is hereby referred to as a "Culpable Act") under this Agreement.

     Neither the Sub-Adviser nor its Related Persons shall be liable for any error of judgment or mistake of law, or for any loss suffered by the Adviser or its Related Persons in connection with the matters to which this Agreement relates; provided that this provision shall not be deemed to protect the Sub-Adviser or its Related Persons against any liability to which it might otherwise be subject by reason of any Culpable Act by the Sub-Adviser or its Related Persons.

     The Adviser shall indemnify the Sub-Adviser and its Related Persons and hold them harmless from and against any and all actions, suits or claims whether groundless or meritorious and from and against any and all losses, damages, costs, charges, reasonable counsel fees, payments, expenses and liabilities (collectively, "Damages") arising directly or indirectly out of or in connection with the performance of services by the Sub-Adviser or its Related Persons hereunder to the extent such Damages result from any Culpable Act of the Adviser or any Related Person of the Adviser.

     The Sub-Adviser shall indemnify the Adviser and its Related Persons from and against any Damages arising directly or indirectly out of or in connection with the performance of services by the Adviser or its Related Persons under this Agreement or the Advisory Agreement, in each case, to the extent such Damages result from any Culpable Act of the Sub-Adviser or any of its Related Persons.

7.	REPRESENTATIONS AND WARRANTIES.

(a)	Adviser.  The Adviser represents and warrants to
     the Sub-Adviser that (i) the retention of the Sub-Adviser by the Adviser as contemplated by this Agreement is authorized by the respective governing documents of the Trust and the Adviser; (ii) the execution, delivery and performance of each of this Agreement and the Advisory Agreement does not violate any obligation by which the Trust or the Adviser or their respective property is bound, whether arising by contract, operation of law or otherwise; and (iii) each of this Agreement and the Advisory Agreement has been duly authorized by appropriate action of the Trust and the Adviser and when executed and delivered by the Adviser will be the legal, valid and binding obligation of the Trust and the Adviser, enforceable against the Trust and Adviser in accordance with its terms hereof subject, as to enforcement, to applicable bankruptcy, insolvency and similar laws affecting creditors' rights generally and to general equitable principles (regardless of whether enforcement is sought in a proceeding in equity or law).

     (b) Sub-Adviser. The Sub-Adviser represents and warrants to the Adviser that (i) the retention of the Sub-Adviser by the Adviser as contemplated by this Agreement is authorized by the Sub-Adviser's governing documents; (ii) the execution, delivery and performance of this Agreement does not violate any obligation by which the Sub-Adviser or its property is bound, whether arising by contract, operation of law or otherwise; and (iii) this Agreement has been duly authorized by appropriate action of the Sub-Adviser and when executed and delivered by the Sub-Adviser will be the legal, valid and binding obligation of the Sub-Adviser, enforceable against the Sub-Adviser in accordance with its terms hereof, subject, as to enforcement, to applicable bankruptcy, insolvency and similar laws affecting creditors' rights generally and to general equitable principles (regardless of whether enforcement is sought in a proceeding in equity or law).

8.   DURATION AND TERMINATION OF THIS AGREEMENT.

          (a)  Duration.  This Agreement shall become
     effective with respect to the Systematic Value Fund on the date hereof and, with respect to any additional
     Fund, on the date of receipt by the Adviser of notice from the Sub-Adviser in accordance with Paragraph 1(b) hereof that the Sub-Adviser is willing to serve as Sub-Adviser with respect to such Fund. Unless terminated as herein provided, this Agreement shall remain in full force and effect for two years from the date hereof with respect to the Systematic Value Fund and, with respect to each additional Fund, for two years from the date on which such Fund becomes a Fund hereunder. Subsequent to such initial periods of effectiveness, this Agreement shall continue in full force and effect for periods of one year thereafter with respect to each Fund so long as such continuance with respect to any such Fund is approved at least annually (a) by either the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of such Fund, and (b) in either event, by the vote of a majority of the Trustees of the Trust who are not parties to this Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval.

(b)	Amendment.  This Agreement may be amended by
agreement of the parties, provided that the amendment shall be approved both by the vote of a majority of the

Trustees of the Trust, including a majority of the Trustees who are not parties to this Agreement or interested persons of any such party to this Agreement cast in person at a meeting called for that purpose, and by the holders of a majority of the outstanding voting securities of the Trust.

(c)	Termination.  This Agreement may be
terminated with respect to any Fund at any time, without payment of any penalty, (i) by vote of the Trustees of the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund, (ii) by the Adviser, or (iii) by the Sub-Adviser, in each case on sixty (60) days' prior written notice to the other party. Upon the effective date of termination of this Agreement, the Sub-Adviser shall deliver all books and records of the Trust or any Fund held by it (i) to such entity as the Trust may designate as a successor sub-adviser, or (ii) to the Adviser.

(d)	Automatic Termination.  This Agreement shall
automatically and immediately terminate in the event of its assignment (as defined in the 1940 Act).

(e)	Approval, Amendment or Termination by
Individual Fund. Any approval, amendment or termination of this Agreement by the holders of a majority of the outstanding voting securities (as defined in the 1940
Act) of any Fund shall be effective to continue, amend or terminate this Agreement with respect to any such Fund notwithstanding (i) that such action has not been approved by the holders of a majority of the outstanding voting securities of any other Fund affected thereby, and
(ii) that such action has not been approved by the vote of a majority of the outstanding voting securities of the Trust, unless such action shall be required by any applicable law or otherwise.

9.   SERVICES NOT EXCLUSIVE.

     The services of the Sub-Adviser to the Adviser in connection with the Funds hereunder are not to be deemed exclusive, and the Sub-Adviser shall be free to render similar services to others so long as its services hereunder are not impaired thereby. It is understood that the persons employed by the Sub-Adviser to assist in the performance of its duties hereunder will not devote their full time to such services and nothing hereunder contained shall be deemed to limit or restrict the right of the Sub-Adviser to engage in or devote time and attention to other businesses or to render services of whatever kind or nature.

10.  RESERVATION OF NAME.

     (a) The parties hereby acknowledge that Systematic Financial Management, L.P. has reserved the right to grant the nonexclusive use of the name "Systematic" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name "Systematic." The name "Systematic" will continue to be used by the Trust so long as such use is mutually agreeable to Systematic Financial Management, L.P. and the Trust. The Adviser and the Trust acknowledge that the Trust shall cease using the name "Systematic" as a part of the Fund's name and that the Adviser, the Trust or any Fund, or any of their affiliates, shall not promote the Trust or any Fund or conduct the business of the Trust or any Fund in any way in such name if this Agreement is terminated for any reason and the Sub-Adviser does not expressly consent in writing to such use of the name "Systematic." Future names adopted by the Trust for itself or any Fund, insofar as such names include identifying words requiring the consent of the Sub-Adviser, shall be the property of the Sub-Adviser and shall be subject to the same terms and conditions.

(b)	The parties hereby acknowledge that The Managers
Funds LLC has reserved the right to grant the nonexclusive use of the name "Managers" or any derivative thereof to any other investment company, investment adviser, distributor or other business enterprise, and to withdraw from the Trust the use of the name "Managers." The name "Managers" will continue to be used by the Trust so long as such use is mutually agreeable to
The Managers Funds LLC and the Trust.   Systematic and the
Trust acknowledge that the Trust shall cease using the name "Managers" as a part of the Trust's name and that Systematic, the Trust or any Fund, or any of their affiliates, shall not promote the Trust or any Fund or conduct the business of the Trust or any Fund in any way in such name if this Agreement is terminated for any reason and the Adviser does not expressly consent in writing to such use of the name "Managers." Future names adopted by the Trust for itself or any Fund, insofar as such names include identifying words requiring the consent of the Adviser, shall be the property of the Adviser and shall be subject to the same terms and conditions.

11.   MISCELLANEOUS.

(a) Notices. All notices or other communications given under this Agreement shall be made by guaranteed overnight delivery, telecopy or certified mail; notice is effective when received. Notice shall be given to the parties at the following addresses:

The Adviser:	The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854
Facsimile No.: 203-857-5316
Attention:  Peter Lebovitz

Sub-Adviser:	Systematic Financial
                    Management, L.P.
300 Frank W. Burr Boulevard
Glenpointe East, 7th Floor
Teaneck, New Jersey 07666
Facsimile No.: 201-928-1984
Attention: _________________

(b)	Severability.  If any provision of this
Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder shall not be thereby affected.

(c)	Applicable Law.  This Agreement shall be
construed in accordance with and governed by the laws of the Commonwealth of Massachusetts.

(d)	Counterparties.  This Agreement may be
executed simultaneously in two or more counterparts, each of which shall be deemed an original, but all of which together shall constitute one and the same instrument.

(e)	Entire Agreement.  This Agreement states the
entire agreement of the parties hereto, and is intended to be the complete and exclusive statement of the terms hereof. It may not be added to or changed orally, and may not be modified or rescinded except by a writing signed by the parties hereto and in accordance with the Investment Company Act of 1940, as amended, when applicable.

     IN WITNESS WHEREOF, the Adviser and the Sub-Adviser have caused this Agreement to be executed as of the date first set forth above.

                       THE MANAGERS FUNDS LLC


                        By:
                           -------------------------------
                           Name:
                           Title:

                       SYSTEMATIC FINANCIAL MANAGEMENT,
                        L.P.


                        By:
                           -------------------------------
                           Name:
                           Title:

     Acknowledged and agreed to as of the date first set forth above with respect to the Trust's obligations under Paragraph
10 of this Agreement.


                      MANAGERS AMG FUNDS


                      By:
                         --------------------------------
                          Name:
                          Title:

                    SCHEDULE A

Systematic Value Fund

     The Adviser shall pay to the Sub-Adviser an annual gross investment sub-advisory fee equal to 0.70% of the average daily net assets of the Systematic Value Fund. Such fee shall be accrued daily and paid as soon as practical after the last day of each calendar month.

     The Sub-Adviser may voluntarily waive all or a portion of the sub-advisory fee payable from time to time hereunder. The Adviser agrees that, during any period in which the Sub-Adviser has voluntarily waived all or a portion of the sub-advisory fee hereunder, if requested by the Sub-Adviser, the Adviser will waive an equal amount (or such lesser amount as the Sub-Adviser may request) of the advisory fee payable by the Trust to the Adviser with respect to the Fund under the Advisory Agreement.

     The Sub-Adviser agrees that, during any period in which the Adviser has waived all or a portion of the advisory fee payable by the Trust to the Adviser under the Advisory Agreement with respect to the Fund, if requested by the Adviser, the Sub-Adviser will waive a pro rata share (or such lesser share as the Adviser may request) of the sub-advisory fee payable hereunder with respect to the Fund, such that the amount waived by the Sub-Adviser shall bear the same ratio to the total amount of the sub-advisory fees payable hereunder with respect to the Fund as the amount waived by the Adviser bears to all fees payable to the Adviser under the Advisory Agreement with respect to the Fund.

     The Adviser agrees that, in addition to any amounts otherwise payable to the Sub-Adviser with respect to the Fund hereunder, the Adviser shall pay the Sub-Adviser all amounts previously waived by the Sub-Adviser to the extent that such amounts are subsequently paid by the Trust to the Adviser under the Advisory Agreement, it being further agreed that, with respect to any such amounts subsequently paid by the Trust to the Adviser, the amount to be paid by the Adviser to the Sub-Adviser shall bear the same ratio to the total amount paid by the Trust as the total amount previously waived by the Sub-Adviser bears to the total amount of the fees previously waived by the Adviser under the Advisory Agreement with respect to the Fund.

     The Sub-Adviser agrees that, during any period in which the Adviser has agreed to pay or reimburse the Trust for expenses of the Fund, if requested by the Adviser, the Sub-Adviser shall pay or reimburse the Trust for the entire amount of all such expenses of the Fund (or such lesser amount as the Adviser may request). The Adviser agrees that, in addition to any amounts otherwise payable to the Sub-Adviser with respect to the Fund hereunder, the Adviser shall pay the Sub-Adviser all amounts previously paid or reimbursed by the Sub-Adviser to the extent that such amounts are subsequently paid by the Trust to the Adviser under the Advisory Agreement.

                  LETTER AGREEMENT

                Systematic Value Fund

               Distribution Agreement

_______ 2002

Managers Distributors, Inc.
40 Richards Avenue
Norwalk, Connecticut 06854
Attn:  Peter M. Lebovitz

Re:	Distribution Agreement between Managers Distributors,
      Inc. and Managers AMG Funds, dated as of April 1, 2001
      ------------------------------------------------------

Ladies and Gentlemen:

Managers AMG Funds (the "Trust") hereby advises you that it is creating a new series to be named Systematic Value Fund (the "New Fund"), and that the Trust desires Managers Distributors, Inc. ("MDI") to provide distribution services with respect to the New Fund pursuant to the terms and conditions of the Distribution Agreement between the Trust and MDI dated April 1, 2001. Accordingly, Schedule A to the Distribution Agreement is hereby amended as set forth on the following page.
Please acknowledge your agreement to provide the services contemplated by the Distribution Agreement with respect to the New Funds by executing this letter agreement in the space provided below and then returning it to the undersigned. Sincerely,

Managers AMG Funds

By:
    --------------------------
	Name:
	Title:

ACKNOWLEDGED AND ACCEPTED
-------------------------
Managers Distributors, Inc.

By:
    --------------------------
	Name:
	Title:

                      SCHEDULE A

     The Distributor shall be entitled to receive, in addition to any sales charges described in the then current Prospectus(es) and Statement(s) of Additional
Information of the Trust, an amount equal to the percentage specified below of the average daily value of net assets represented by shares of the following series of the Trust:




FUND NAME                       PERCENTAGE OF AVERAGE DAILY
                                     VALUE OF NET ASSETS

1. Frontier Growth Fund                    0.25%
2. Frontier Small Company Value Fund       0.25%
3. Rorer Mid-Cap Fund                      0.25%
4. Rorer Large-Cap Fund                    0.25%
5. Essex Aggressive Growth Fund
   (Investor Class only)                   0.25%
6. Systematic Value Fund
   (Investor Class only)                   0.25%


[Goodwin Procter LLP Letterhead]




January 16, 2002
Managers AMG Funds
40 Richards Avenue
Norwalk, Connecticut 06854

Ladies and Gentlemen:
As counsel to Managers AMG Funds (the "Trust"), we have been asked to render our opinion in connection with the issuance by the Trust of an unlimited number of shares, $.001 par value per share (the "Shares"), of the Trust representing interests in the Investor Class and Institutional Class of the Systematic Value Fund, a portfolio series of the Trust, as more fully described in the prospectus and statement of additional information contained in Post-Effective Amendment No. 13 (the "Amendment") to the Registration Statement on Form N-1A (Registration No. 333-84639) of the Trust.
We have examined the Master Trust Agreement of the Trust dated June 18, 1999, as amended to date, the By-Laws of the Trust, certain resolutions adopted by the Board of Trustees of the Trust, the prospectus and statement of additional information which form a part of the Amendment and such other documents as we deemed necessary for purposes of this opinion.
Based upon the foregoing, we are of the opinion that the Shares, when sold in accordance with the terms of the prospectus and statement of additional information relating to the Shares, as in effect at the time of the sale, will be legally issued, fully-paid and non-assessable by the Trust. We also hereby consent to the reference to this firm in the prospectus and statement of additional information which form a part of the Amendment and to a copy of this opinion being filed as an exhibit to the Amendment.
Very truly yours,
/s/ GOODWIN PROCTER LLP
---------------------------------
GOODWIN PROCTER LLP

                  SCHEDULE A
              (As of December 6, 2001)

             THE MANAGERS AMG FUNDS

      Multiple Class Plan Pursuant to Rule 18f-3


1.   Essex Aggressive Growth Fund

2.   Systematic Value Fund

                    CODE OF ETHICS
            SYSTEMATIC FINANCIAL MANAGEMENT, L.P.
                   Adopted January 1998

I. STATEMENT OF POLICY

     This Code of Ethics ("Code") is being adopted under Rule 17j-1 promulgated by the Securities and Exchange Commission pursuant to Section 17(j) of the Investment Company Act of 1940, as amended (the "1940 Act"). In general, Rule 17j-1 imposes an obligation on registered investment companies and their investment advisers and principal underwriters to adopt written Codes of Ethics covering the securities activities of certain of their directors, officers and employees. This Code is designed to ensure that those individuals who have access to information regarding the portfolio securities activities of clients not use (intentionally or unintentionally) information concerning such clients' portfolio securities activities for his or her personal benefit and to the detriment of such client. This
Code also sets forth procedures designated to aid
Systematic Financial Management, L.P. in complying with certain of the rules promulgated by the Securities and Exchange Commission pursuant to Sections
204 and 204A of the Investment Advisers Act of 1940, as amended.

     This Code is intended to cover all Access Persons (as this and other capitalized terms are defined in Section II of this Code) of Systematic Financial
Management, L.P. (the "Adviser"). All
Access Persons are subject to and bound by the terms of this Code.

     Please be aware that personal securities transactions by employees (and, in particular, portfolio managers) raise several concerns which are most easily resolved by such employees not actively trading for their own accounts. Accordingly, it is the general policy of the Adviser to prohibit all personal securities transactions by Access Persons of the Adviser.
Access Persons of the Advisor may
participate in non-discretionary investment vehicles such as mutual funds. While it is not possible to specifically define and prescribe rules addressing all possible situations in which conflicts may arise, this Code sets forth the Adviser's policy regarding conduct in those situations in which conflicts are most likely to develop.

GENERAL PRINCIPLES

     All persons subject to this code should keep the following general fiduciary principles in mind in discharging his or her obligations under the Code. Each person subject to this code shall:

     a.  at all times, place the interests of Investment
Advisory Clients before his or her personal interests;

     b. conduct all personal securities transactions in a manner consistent with this Code, so as to avoid any actual or potential conflicts of interest, or an abuse of position of trust and responsibility;
and

     c. not take any inappropriate advantage of his or her position with or on behalf of any Investment Advisory
Client.

II. DEFINITIONS

     a. "Access Person" shall mean any director, officer, general partner (provided however, that with respect to a general partner which is other than a Ventral person. such general partner shall not be deemed an "Access Person," but certain of its employees may be deemed to be Additional
Advisory Persons if they meet the requirements set forth in the definition of Additional Advisory Person), principal, employee, or Additional Advisory Person of the Adviser.

     b. "Additional Advisory Person" shall mean any employee of any company in a Control relationship with the Adviser who, in connection with his regular functions or duties, makes, participates in or obtains information regarding a purchase or sale of a Security by an Investment
Advisory Client of the Adviser or whose functions relate to making of any recommendations with respect to such purchases or sales, or any natural person in a Control relationship to the Adviser who obtains information concerning recommendations made to any Investment Advisory
Client with respect to the purchase or sale of a Security.
This includes all employees other than Access Persons in Systematic's home office and those employees who have access to security information in our regional office(s).
Going forward in this document, the term "Access Person" includes the definition of "Access Person" and "Additional
Advisory Person".

     c. "Additional Non-Advisory Person" shall mean any employee of any company in a Non-Control relationship with the Adviser who, in connection with his regular functions or duties, does not participate in or obtain information regarding a purchase or sale of a security by an Investment
Advisory Client of the Adviser or whose functions do not relate to making any recommendations with respect to such purchases or sales, or is not in a Control relationship to the Adviser who obtains information concerning recommendations made to any Investment Advisory
Client with respect to the purchase or sale of a Security.
This catagory only includes non-access personnel in Systematic's regional office(s).

     d.  "Adviser" shall mean Systematic Financial
Management, L.P., a Delaware limited partnership.
e. "Beneficial ownership" shall be interpreted in the same manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities
Exchange Act of 1934, as amended, and the rules and regulations thereunder. Application of this definition is explained in more detail in Appendix A hereto, but generally includes ownership by any person who, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, has or shares, a direct or indirect pecuniary or voting interest in a security.

     f.  "Code " shall mean this Code of Ethics.

     g. A Security is being "considered for purchase or sale" when the Adviser has undertaken a project to report on a specific Security or to prepare a draft or final report on such Security or if a recommendation has been made by any Portfolio Manager or member of the Investment
Policy Committee with respect to a Security (and, with respect to Portfolio Managers and members of the Investment Policy Committee, if such person is considering making such a recommendation).

     h. "Control" shall have the same meaning as that set forth in Section 2(a)(36) of the 1940 Act. Generally, it means the power to exercise a controlling influence on the management or policies of a company, unless such power is solely the result of an official position with such company.

     i. "Designated Officer" shall mean the Compliance
Officer of the Adviser, who shall be responsible for management of the Adviser's program of compliance with the Code of Ethics; provided, however, that if the Designated
Officer is required to obtain approval from or submit a report to, the Designated Officer hereunder, he shall seek such approval from, or submit such report to a person designated by the President of the Adviser or, if no such person is designated, the President of the Adviser who shall for such purpose be deemed the Designated
Officer.

     j. "Investment Advisory Client" shall mean any Investment Company Client and any other client or account which is advised or subadvised by the Adviser as to the value of Securities or as to the advisability of investing in, purchasing or selling Securities.

     k. "Investment Company" shall have the same meaning as set forth in Section; of the Investment Company Act of 1940, as amended.

     l. "Investment Company Client" shall mean any registered Investment Company managed, advised and/or subadvised by the Adviser.

     m.  "Investment Policy Committee" means the Investment
Policy Committee of the Adviser or any other body of the Adviser serving an equivalent function.

     n.  "1940 Act " means the Investment Company Act of
1940, as amended.

     o. "Portfolio Manager" shall mean any Access Person with direct responsibility and authority to make investment decisions affecting any Investment Company Client and shall include, without limitation, all members of the Adviser's
Investment Policy Committee.

     p. A "purchase" or "sale" of a Security includes, among other things, the purchase or writing of an option to purchase or sell a Security.

q.	 "Security" shall have the same meaning as that
set forth in Section 2(a)(36) of the 1940 Act (generally, all securities, including options, warrants and other rights to purchase securities) except that it shall not include (i) securities issued by the Government of the United States or an agency or instrumentality thereof
(including all short-term debt securities which are "government securities" within the meaning of Section 2(a)(16) of the 1940 Act), (ii) bankers' acceptances, (iii) bank certificates of deposit, (iv) commercial paper, and (v) shares of registered open-end investment companies.

III. RESTRICTIONS

a.  Blackout Periods and Pre-Clearance

No employee of Systematic Financial Management shall sell, directly or indirectly, (a) any
Security in which he or she has, or by reason of such transaction acquires any direct or indirect beneficial ownership either on a day during which an Investment Advisory Client has a pending buy or sell order in that same Security or within at least seven calendar days before and after any Investment Advisory Client trades (or has traded) in that Security, or (b) any Security which is being considered for purchase or sale, unless specifically approved by the Compliance
Officer.

Every employee must pre-clear intent to trade (sell) and receive written pre-clearance for their personal trades from the Compliance Officer in order to assure adherence to the black-out period. This pre-clearance is then recorded and compared to both the Personal Quarterly
Securities Transaction Reports completed by all employees and their corresponding brokerage statement.

b. Initial Public Offerings

No Access Person shall acquire direct or indirect beneficial ownership of any Security in an initial public offering.

c. Private Placements/OTC Trading

With regard to private placements and transactions in securities which are not listed on the New
York Stock Exchange or American Stock Exchange, or traded in the National Association of Securities Dealers Automated Quotation System (together
"Unlisted Securities"):

Each Access Person contemplating the
acquisition of direct or indirect beneficial ownership of a Security in a private placement transaction or a Security which is an Unlisted Security, shall obtain express prior written approval from the Designated
Officer for any such acquisition (who, in making such determination, shall consider among other factors, whether the investment opportunity should be reserved for one or more Investment Advisory Clients, and whether such opportunity is being offered to such Access Person by virtue of his or her position with the Adviser); and

If an Access Person shall have acquired direct or indirect beneficial ownership of a Security of an issuer in a private placement transaction or of a Security which is an Unlisted Security, such Access Person shall disclose such personal investment to the

Designated Officer prior to each subsequent recommendation to any Investment
Advisory Client for which he acts in a capacity as an Access Person, for investment in that issuer.

If an Access Person shall have acquired direct or indirect beneficial ownership of a Security of an issuer in a private placement transaction or of a Security which is an Unlisted Security, any subsequent decision or recommendation by such Access Person to purchase Securities of the same issuer for the account of an Investment Advisory
Client shall be subject to an independent review by advisory personnel with no personal interest in the issuer.

d. Short-Term Trading Profits

No Access Person shall profit from the purchase and sale, or sale and purchase, of the same (or
"equivalent") Securities of which such Access Person has, or by reason of such transactions acquired, direct or indirect beneficial ownership.
within 60 calendar days, except to the extent that the transaction has been pre-cleared in accordance with the procedures set forth in Article
V of this Code, with consideration given to all relevant circumstances. Any profit so realized without prior approval shall be disgorged as directed by the Designated Officer. For purposes of this paragraph (d) the term "equivalent" shall mean, with respect to another Security (the
"subject Security"), any Security of the same class as the subject Security, as well as any option
(including puts and calls), warrant convertible security, subscription or stock appreciation right, or other right or privilege on, for or with respect to the subject Security.

e. Gifts

No Access Person or a member of his or her family shall seek or accept gifts. favors, preferential treatment or special arrangements from any broker, dealer, investment adviser, financial institution or other supplier of goods and services to the Adviser or its Investment
Advisory Clients, or from any company whose Securities have been purchased or sold or considered for purchase or sale on behalf of the Adviser's Investment Advisory Clients. The foregoing sentence shall not prohibit any benefit or direct or indirect compensation to the Access Person from any entity under common Control with the Adviser for bona fide services rendered as an officer, director or employee of such person. This prohibition shall not apply to
(i) gifts of small value, usually in the nature of reminder advertising such as pens, calendars, etc., which in the aggregate do not exceed $150 in value in any one calendar year, (ii) occasional participation in lunches, dinners, cocktail parties, sporting events or similar social gatherings conducted for business purposes that is not so frequent, so costly or so expensive as to raise any questions of impropriety, and (iii) any other gift approved in writing by the Designated
Officer.

f. Receipt of Brokerage Discounts etc.

No Access Person shall, with respect to an account in which he or she has any direct or indirect beneficial ownership, accept any discount or other special consideration from any registered broker or dealer which is not made available to other customers and clients of such broker or dealer.

g. Service as a Director

(i) No Access Person shall serve on a board of directors of any company without prior authorization from the Designated Officer and the President of the Adviser as well as a majority of the Investment Policy Committee (without including the Access Person requesting authorization if he is then a member of the Investment Policy Committee), based upon a determination that such board service would be consistent with the interests of Investment
Advisory Clients and their respective shareholders.

(ii) If board service of an Access Person is authorized, such Access Person shall be isolated from investment decisions with respect to the company of which he or she is a director through procedures approved by the Designated
Officer.

h. Outside Investment Advisory Service.

No Access Person may render investment advisory services to any person or entity not (i) a client of the Adviser, or (ii) a member of (or trust or other arrangement for the benefit of) the family of, or a close personal friend of, such Access
Person, without first obtaining the
permission of the Designated Officer. This restriction is supplemental to, and does not in any way modify, the obligations of any Access Person who has a separate agreement with the Adviser and/or its general partner with respect to competitive activities.

i. Nonpublic Material Information.

No Access Person shall utilize nonpublic material information about any issuer of Securities in the course of rendering investment advice or making investment decisions on behalf of the Adviser or its Investment Advisory Clients. Nonpublic material information is material information not generally available to the public. No
Access Person should solicit from any
issuer of Securities any such nonpublic material information. Any Access Person inadvertently receiving nonpublic information regarding Securities held by an Investment Advisory Client of the Adviser should notify the Designated Officer immediately.

j. Transactions With Investment Advisory Clients.

No Access Person shall knowingly sell to or purchase from any Investment Advisory Client any Security or other property of which he or she has, or by reason of such transaction acquires, direct or indirect beneficial ownership, except
Securities of which such Investment Advisory
Client is the issuer.

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IV. EXEMPTIONS

The restrictions of Article III (a)-(d) of this Code shall not apply to the following:

a. Purchases or sales effected in any account over which the Access Person has no direct or indirect influence or control;

b. Purchases or sales which are non-volitional on the part of either the Access Person or the Investment Advisory Client (s) of the Adviser,

c. Purchases which are part of an automatic dividend reinvestment plan;

d. Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its Securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired;

e. Purchases or sales of instruments that are not within the definition of a "Security" as set forth in Article I of this Code; and

f. Purchases or sales other than those exempted in
(a) through (e) of this Article IV that have been authorized in advance, in writing by the Designated Office following a specific determination that the transaction is consistent with the statement of General Principles embodied in Article I of this Code.

V. COMPLIANCE PROCEDURES

a. An Access Person, who is (x) a member of the Investment Policy Committee, (y) a Portfolio
Manager, or (z) an Additional Advisory Person may not directly or indirectly, acquire beneficial ownership of a Security except as provided herein unless:

(i) such purchase was done before full-time employment at SFM; or

(ii) the ownership of Security during the time of employment was a gift; and

Access Persons can dispose of beneficial ownership of a Security after obtaining pre-clearance from the Compliance Officer.

Access Persons may only participate in investment vehicles in which they have no discretionary control, e.g. open end mutual funds.

b. An Additional Non-Advisory Person are not limited to buying Mutual Funds only.

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c. Reporting

(i) Every Access Person shall sign a report in writing to the Designated Officer not later than 10 days after the end of each calendar quarter. This report shall be on a standard Personal
Quarterly Securities Transaction Report form (a copy of which is attached as Exhibit B) and shall set forth the information described in Paragraph V.b (ii) hereof with respect to transactions in any Security in which such Access Person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the Security.

(ii) Every report by an Access Person or Independent
Trustee required by Paragraph (i)
above shall contain the following information:

(a) The date of each transaction the title and the number of shares or the principal amount of each Security involved, as applicable;

(b) The nature of each transaction (i.e., purchase, sale or any other type of acquisition or disposition);

(c) The price at which each transaction was effected; and

(d) The name of the broker, dealer or bank with or through whom each transaction was effected.

Any such report may contain a statement that the report shall not be construed as an admission by the Access Person or Independent Trustee making such report that he or she has any direct or indirect beneficial ownership in the Security to which the report relates.

(iii) The Designated Officer shall review or supervise the review of the personal Securities transactions reported pursuant to Article V. As part of that review each such reported Securities transaction shall be compared against completed and contemplated portfolio transactions of Investment
Advisory Clients. Before making any determination that a violation has been committed by any person, such person shall be given an opportunity to supply additional explanatory material. If the Designated
Officer determines that a material violation of this Code has or may have occurred; he shall submit his written determination, together with the transaction report
(if any) and any additional explanatory
material provided by the individual, to the President of the Adviser (or, if the purported violation occurred with respect to the President. then to the Committee described in Section VII c of this Code), who shall make an independent determination of whether a material violation has occurred.

d. Disclosure Requirements

(i) All Access Persons shall identify all Securities accounts in which they have beneficial ownership and disclose to the Designated Officer all personal Securities holdings upon the adoption of this Code, upon commencement of employment, and thereafter on an annual basis.

(ii) All Access Persons shall supply the Designated Officer on a timely basis periodic statements for all Securities accounts.

e. Certificate of Compliance

(i) Each Access Person is required to certify annually, not later than February 15 th , that he or she has read and understood this Code and recognizes that he or she is subject to such Code.
Further, each Access Person is required to certify annually that he or she has complied with all the requirements of the Code and that he or she has disclosed or reported all personal Securities transactions pursuant to the requirements of the Code. The foregoing certifications must be set forth in writing on a standard Code of Ethics Annual Certification form (a copy of which is attached as Exhibit
C).

(ii) The Designated Officer is required to certify annually, not later than March 15 th , that each Access Person of the Adviser has timely submitted each of his or her Personal Quarterly Securities
Transactions Report forms for the prior calendar year, as well as his or her Code of Ethics Annual
Certification form for the then current year, or the fact that any Access Person has failed to comply with such or other provisions of this Code of Ethics together with a written description of such failure and a description of those remedial steps which have been taken.
Copies of the foregoing certification shall be given to the President of the Adviser, as well as to Affiliated Managers Group, Inc., attn: Nathaniel
Dalton, Senior Vice President.

VI. SANCTIONS

a. Forms of Sanction.

Any Access Person who is determined to have violated any provision of this Code shall be subject to sanctions, which may include any one or more of the following: censure, suspension without pay, termination of employment or disgorgement of any profits realized on transactions in violation of this Code.

b. Procedures.

If the Designated Officer finds that a material violation has occurred, he shall report the violation and the suggested corrective action and sanctions to the President of the Adviser, who may at the request of the individual involved review the matter, and shall impose such sanction as he deems appropriate, after consultation with the Committee described in Section VII c of this Code.

VII. MISCELLANEOUS PROVISIONS

a. Records.

The Adviser shall maintain records as required by Rule 17j-
1 under the 1940 Act and Rule
204-2 under the Investment Advisors Act of 1940 and in the manner and to the extent set forth below, which records may be maintained on microfilm under the conditions described in Rule
3la-2(f)(l) under the 1940 Act and shall be available for examination by representatives of the
Securities and Exchange Commission:

(i) A copy of this Code and any other code which is, or at any time within the past five years has been, in effect shall be preserved in an easily accessible place;

(ii) A record of any violation of this Code and of any action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs;

(iii) A copy of each report made pursuant to this Code shall be preserved for a period of not less than five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place; and

(iv) A list of all persons who are, or within the past five years have been, required to make reports pursuant to this Code shall be maintained in an easily accessible place.

b. Confidentiality.

All reports of Securities transactions and any other information filed with the Adviser or its Investment Advisory Clients or furnished to any person pursuant to this Code shall be treated as confidential, but are subject to review as provided herein, by the Designated Officer or
President of the Adviser, by the Committee described in
Section VII c of this Code and by
representatives of the Securities and Exchange Commission.

c. Interpretation of Provisions.

A Committee consisting of the President of the Adviser, the Designated Officer and a representative of Affiliated Managers Group, Inc. may from time to time adopt such interpretations of this Code as it may dean appropriate.

d. Effect of Violation of this Code.

In adopting Rule 1 7j-1, the Commission specifically noted in Investment Company Act Release
No. IC-11421 that a violation of any provision of a particular code of ethics, such as this Code, would not be considered a per se unlawful act prohibited by the general anti-fraud provisions of the Rule. In adopting this Code of Ethics, it is not intended that a violation of this Code is or should be considered to be a violation of Rule 17j-1.

Appendix to Code of Ethics

                      CODE OF ETHICS
               EXAMPLES OF BENEFICIAL OWNERSHIP

The Code of Ethics relates to the purchase or sale of securities of which an Access Person has a direct or indirect "beneficial ownership" except for purchases or sales over which such individual has no direct or indirect influence or control.

Examples of Beneficial Ownership

What constitutes ''beneficial ownership" has been dealt with in a number of SEC releases and has grown to encompass many diverse situations. These include securities held:

(a) by you for your own benefit, whether bearer, registered in your oval name, or otherwise;

(b) by others for your benefit (regardless of whether or how registered), such as securities held for you by custodians, brokers, relatives, executors or administrators;

(c) for your account by pledgers;

(d) by a trust in which you have an income or remainder interest. Exceptions: where your only interest is to get principal if (1) some other remainderman dies before distribution, or (2) if some other person can direct by will a distribution of trust property or income to you;

(e) by you as trustee or co-trustee, where either of you or members of your immediate family, i.e., spouse, children and their descendants, step-children, parents and their ancestors, and step-parents (treating a legal adoption as blood relationship), have an income or remainder interest in the trust;

(f) by a trust of which you are the settler, if you have the power to revoke the trust without obtaining the consent of all the beneficiaries;

(g) by any partnership in which you are a partner,

(h) by a personal holding company controlled by you alone or jointly with others;

(i) in the name of your spouse unless legally separated;

(j) in the name of minor children or in the name of any relative of yours or of your spouse
(including an adult child) who is presently sharing your home. This applies even if the securities were not received from you and the dividends are not actually used for the maintenance of your home;

(k) in the name of another person (other than those listed in (i) and (j) just above), if by reason of any contract, understanding., relationship, agreement, or other arrangement, you obtain benefits substantially equivalent to those of ownership;

(1) in the name of any person other than yourself, even though you do not obtain benefits substantially equivalent to those of ownership as described in (k) just above), if you can vest or revest title in yourself.

                   EXHIBIT C

                CODE OF ETHICS

            ANNUAL CERTIFICATION FORM

I have recently read and reviewed the Firm's Code of Ethics. I understand such policies and procedures and recognize that I am subject to them and understand the penalties for non-compliance. I certify that I am in full compliance with the Firm's Code of Ethics. I further certify that I have fully and accurately completed this certificate. If there are any exceptions, they are fully disclosed below.
EXCEPTIONS (described fully)

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Signature:
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Name:
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           (please print)

Date:      -------------------------------------